UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-21779
JOHN HANCOCK FUNDS II
(Exact name of registrant as specified in charter)

200 BERKELEY STREET, BOSTON, MA 02116
(Address of principal executive offices) (Zip code)

SALVATORE SCHIAVONE
TREASURER
200 BERKELEY STREET
BOSTON, MA 02116
(Name and address of agent for service)
Registrant's telephone number, including area code:
(617) 543-9634
Date of fiscal year end:
August 31
Date of reporting period:
August 31, 2025
ITEM 1. REPORTS TO STOCKHOLDERS
The Registrant prepared the following annual reports to shareholders for the year ended August 31, 2025:
  John Hancock Lifestyle Blend Aggressive Portfolio
  John Hancock Lifestyle Blend Balanced Portfolio
  John Hancock Lifestyle Blend Conservative Portfolio
  John Hancock Lifestyle Blend Growth Portfolio
  John Hancock Lifestyle Blend Moderate Portfolio

John Hancock Lifestyle Blend Aggressive Portfolio
Class 1/JIIOX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock Lifestyle Blend Aggressive Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Blend Aggressive Portfolio (Class 1/JIIOX)	$34	0.32%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Lifestyle Blend Aggressive Portfolio (Class 1/JIIOX) returned 12.87% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | Large-, mid-, and small-cap U.S. stocks, international equities, defensive equities, and the real assets portfolio all delivered positive absolute returns.
Certain areas of the fixed-income portfolio | Allocations to intermediate-term core bonds, high yield bonds, and emerging market debt contributed positively.

TOP PERFORMANCE DETRACTORS
Overall fixed-income allocation | Despite the specific positives mentioned above, the fund's holdings in bonds posted a net loss due to a negative return for a position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities).
Dedicated sector portfolio | Holdings in health care finished with a loss.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Lifestyle Blend Aggressive Portfolio (Class 1/JIIOX)	12.87%	10.64%	10.24%
S&P 500 Index	15.88%	14.74%	14.60%
Morningstar U.S. Aggressive Target Allocation Index	15.13%	12.15%	11.73%
John Hancock Lifestyle Aggressive Index	13.44%	11.17%	10.93%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$661,778,323
Total number of portfolio holdings	28
Total advisory fees paid (net)	$1,315,010
Portfolio turnover rate	20%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	62.8%
Equity	61.0%
Fixed income	1.8%
Unaffiliated investment companies	36.6%
Equity	35.6%
Alternative and specialty	1.0%
U.S. Government and Agency obligations	0.6%
U.S. Government	0.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4780911

4042A-1

8/25

10/25

John Hancock Lifestyle Blend Aggressive Portfolio

John Hancock Lifestyle Blend Aggressive Portfolio
Class A/JABQX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock Lifestyle Blend Aggressive Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Blend Aggressive Portfolio (Class A/JABQX)	$72	0.68%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Lifestyle Blend Aggressive Portfolio (Class A/JABQX) returned 12.40% (excluding sales charges) for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | Large-, mid-, and small-cap U.S. stocks, international equities, defensive equities, and the real assets portfolio all delivered positive absolute returns.
Certain areas of the fixed-income portfolio | Allocations to intermediate-term core bonds, high yield bonds, and emerging market debt contributed positively.

TOP PERFORMANCE DETRACTORS
Overall fixed-income allocation | Despite the specific positives mentioned above, the fund's holdings in bonds posted a net loss due to a negative return for a position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities).
Dedicated sector portfolio | Holdings in health care finished with a loss.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Lifestyle Blend Aggressive Portfolio (Class A/JABQX)	6.81%	9.16%	9.49%
Lifestyle Blend Aggressive Portfolio (Class A/JABQX)—excluding sales charge	12.40%	10.29%	10.06%
S&P 500 Index	15.88%	14.74%	14.60%
Morningstar U.S. Aggressive Target Allocation Index	15.13%	12.15%	11.73%
John Hancock Lifestyle Aggressive Index	13.44%	11.17%	10.93%

Class A shares were first offered on 4-26-21. Returns prior to this date are those of Class 1 shares and have not been adjusted for class-specific expenses; otherwise, returns would vary.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Figures reflect maximum sales charge on Class A shares of 5.00%. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$661,778,323
Total number of portfolio holdings	28
Total advisory fees paid (net)	$1,315,010
Portfolio turnover rate	20%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	62.8%
Equity	61.0%
Fixed income	1.8%
Unaffiliated investment companies	36.6%
Equity	35.6%
Alternative and specialty	1.0%
U.S. Government and Agency obligations	0.6%
U.S. Government	0.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4780911

4042A-A

8/25

10/25

John Hancock Lifestyle Blend Aggressive Portfolio

John Hancock Lifestyle Blend Aggressive Portfolio
Class R6/JIIRX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock Lifestyle Blend Aggressive Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Blend Aggressive Portfolio (Class R6/JIIRX)	$29	0.27%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Lifestyle Blend Aggressive Portfolio (Class R6/JIIRX) returned 12.89% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | Large-, mid-, and small-cap U.S. stocks, international equities, defensive equities, and the real assets portfolio all delivered positive absolute returns.
Certain areas of the fixed-income portfolio | Allocations to intermediate-term core bonds, high yield bonds, and emerging market debt contributed positively.

TOP PERFORMANCE DETRACTORS
Overall fixed-income allocation | Despite the specific positives mentioned above, the fund's holdings in bonds posted a net loss due to a negative return for a position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities).
Dedicated sector portfolio | Holdings in health care finished with a loss.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Lifestyle Blend Aggressive Portfolio (Class R6/JIIRX)	12.89%	10.69%	10.29%
S&P 500 Index	15.88%	14.74%	14.60%
Morningstar U.S. Aggressive Target Allocation Index	15.13%	12.15%	11.73%
John Hancock Lifestyle Aggressive Index	13.44%	11.17%	10.93%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$661,778,323
Total number of portfolio holdings	28
Total advisory fees paid (net)	$1,315,010
Portfolio turnover rate	20%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	62.8%
Equity	61.0%
Fixed income	1.8%
Unaffiliated investment companies	36.6%
Equity	35.6%
Alternative and specialty	1.0%
U.S. Government and Agency obligations	0.6%
U.S. Government	0.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4780911

4042A-R6

8/25

10/25

John Hancock Lifestyle Blend Aggressive Portfolio

John Hancock Lifestyle Blend Growth Portfolio
Class 1/JLGOX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock Lifestyle Blend Growth Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Blend Growth Portfolio (Class 1/JLGOX)	$36	0.34%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Lifestyle Blend Growth Portfolio (Class 1/JLGOX) returned 11.33% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | Large-, mid-, and small-cap U.S. stocks, international equities, defensive equities, and the real assets portfolio all delivered positive absolute returns.
The fixed-income portfolio | Allocations to intermediate-term core bonds, high yield bonds, and emerging market debt were among the allocations that contributed positively. Positions in bank loans, short-term bonds, and short-term Treasury Inflation Protected Securities also helped results.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Yields on longer-term government bonds rose in the period, weighing on STRIPS’ performance.
Dedicated sector portfolio | Holdings in health care finished with a loss.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Lifestyle Blend Growth Portfolio (Class 1/JLGOX)	11.33%	8.88%	8.86%
S&P 500 Index	15.88%	14.74%	14.60%
Morningstar U.S. Moderately Aggressive Target Allocation Index	13.37%	10.12%	10.14%
John Hancock Lifestyle Growth Index	12.01%	9.53%	9.70%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,377,747,897
Total number of portfolio holdings	35
Total advisory fees paid (net)	$3,255,052
Portfolio turnover rate	22%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	58.5%
Equity	49.2%
Fixed income	9.3%
Unaffiliated investment companies	39.0%
Equity	32.1%
Fixed income	5.9%
Alternative and specialty	1.0%
U.S. Government and Agency obligations	2.5%
U.S. Government	2.5%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4780911

4052A-1

8/25

10/25

John Hancock Lifestyle Blend Growth Portfolio

John Hancock Lifestyle Blend Growth Portfolio
Class A/JABPX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock Lifestyle Blend Growth Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Blend Growth Portfolio (Class A/JABPX)	$74	0.70%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Lifestyle Blend Growth Portfolio (Class A/JABPX) returned 10.90% (excluding sales charges) for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | Large-, mid-, and small-cap U.S. stocks, international equities, defensive equities, and the real assets portfolio all delivered positive absolute returns.
The fixed-income portfolio | Allocations to intermediate-term core bonds, high yield bonds, and emerging market debt were among the allocations that contributed positively. Positions in bank loans, short-term bonds, and short-term Treasury Inflation Protected Securities also helped results.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Yields on longer-term government bonds rose in the period, weighing on STRIPS’ performance.
Dedicated sector portfolio | Holdings in health care finished with a loss.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Lifestyle Blend Growth Portfolio (Class A/JABPX)	5.33%	7.43%	8.13%
Lifestyle Blend Growth Portfolio (Class A/JABPX)—excluding sales charge	10.90%	8.54%	8.69%
S&P 500 Index	15.88%	14.74%	14.60%
Morningstar U.S. Moderately Aggressive Target Allocation Index	13.37%	10.12%	10.14%
John Hancock Lifestyle Growth Index	12.01%	9.53%	9.70%

Class A shares were first offered on 4-26-21. Returns prior to this date are those of Class 1 shares and have not been adjusted for class-specific expenses; otherwise, returns would vary.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Figures reflect maximum sales charge on Class A shares of 5.00%. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,377,747,897
Total number of portfolio holdings	35
Total advisory fees paid (net)	$3,255,052
Portfolio turnover rate	22%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	58.5%
Equity	49.2%
Fixed income	9.3%
Unaffiliated investment companies	39.0%
Equity	32.1%
Fixed income	5.9%
Alternative and specialty	1.0%
U.S. Government and Agency obligations	2.5%
U.S. Government	2.5%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4780911

4052A-A

8/25

10/25

John Hancock Lifestyle Blend Growth Portfolio

John Hancock Lifestyle Blend Growth Portfolio
Class R6/JLGSX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock Lifestyle Blend Growth Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Blend Growth Portfolio (Class R6/JLGSX)	$32	0.30%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Lifestyle Blend Growth Portfolio (Class R6/JLGSX) returned 11.38% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | Large-, mid-, and small-cap U.S. stocks, international equities, defensive equities, and the real assets portfolio all delivered positive absolute returns.
The fixed-income portfolio | Allocations to intermediate-term core bonds, high yield bonds, and emerging market debt were among the allocations that contributed positively. Positions in bank loans, short-term bonds, and short-term Treasury Inflation Protected Securities also helped results.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Yields on longer-term government bonds rose in the period, weighing on STRIPS’ performance.
Dedicated sector portfolio | Holdings in health care finished with a loss.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Lifestyle Blend Growth Portfolio (Class R6/JLGSX)	11.38%	8.92%	8.90%
S&P 500 Index	15.88%	14.74%	14.60%
Morningstar U.S. Moderately Aggressive Target Allocation Index	13.37%	10.12%	10.14%
John Hancock Lifestyle Growth Index	12.01%	9.53%	9.70%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,377,747,897
Total number of portfolio holdings	35
Total advisory fees paid (net)	$3,255,052
Portfolio turnover rate	22%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	58.5%
Equity	49.2%
Fixed income	9.3%
Unaffiliated investment companies	39.0%
Equity	32.1%
Fixed income	5.9%
Alternative and specialty	1.0%
U.S. Government and Agency obligations	2.5%
U.S. Government	2.5%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4780911

4052A-R6

8/25

10/25

John Hancock Lifestyle Blend Growth Portfolio

John Hancock Lifestyle Blend Balanced Portfolio
Class 1/JIBOX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock Lifestyle Blend Balanced Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Blend Balanced Portfolio (Class 1/JIBOX)	$39	0.37%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Lifestyle Blend Balanced Portfolio (Class 1/JIBOX) returned 9.38% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | Large-, mid-, and small-cap U.S. stocks, international equities, defensive equities, and the real assets portfolio all delivered positive absolute returns.
The fixed-income portfolio | Allocations to intermediate-term core bonds, high yield bonds, and emerging market debt were among the allocations that contributed positively.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Yields on longer-term government bonds rose in the period, weighing on STRIPS’ performance.
Dedicated sector portfolio | Holdings in health care finished with a loss.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Lifestyle Blend Balanced Portfolio (Class 1/JIBOX)	9.38%	6.77%	7.28%
S&P 500 Index	15.88%	14.74%	14.60%
Morningstar U.S. Moderate Target Allocation Index	11.16%	8.02%	8.59%
John Hancock Lifestyle Balanced Index	9.65%	6.97%	7.93%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,386,435,784
Total number of portfolio holdings	36
Total advisory fees paid (net)	$3,712,858
Portfolio turnover rate	24%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	55.5%
Equity	36.2%
Fixed income	19.3%
Unaffiliated investment companies	39.7%
Equity	25.6%
Fixed income	13.1%
Alternative and specialty	1.0%
U.S. Government and Agency obligations	4.8%
U.S. Government	4.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4780911

4062A-1

8/25

10/25

John Hancock Lifestyle Blend Balanced Portfolio

John Hancock Lifestyle Blend Balanced Portfolio
Class A/JABMX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock Lifestyle Blend Balanced Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Blend Balanced Portfolio (Class A/JABMX)	$76	0.73%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Lifestyle Blend Balanced Portfolio (Class A/JABMX) returned 8.98% (excluding sales charges) for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | Large-, mid-, and small-cap U.S. stocks, international equities, defensive equities, and the real assets portfolio all delivered positive absolute returns.
The fixed-income portfolio | Allocations to intermediate-term core bonds, high yield bonds, and emerging market debt were among the allocations that contributed positively.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Yields on longer-term government bonds rose in the period, weighing on STRIPS’ performance.
Dedicated sector portfolio | Holdings in health care finished with a loss.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Lifestyle Blend Balanced Portfolio (Class A/JABMX)	3.51%	5.37%	6.57%
Lifestyle Blend Balanced Portfolio (Class A/JABMX)—excluding sales charge	8.98%	6.45%	7.12%
S&P 500 Index	15.88%	14.74%	14.60%
Morningstar U.S. Moderate Target Allocation Index	11.16%	8.02%	8.59%
John Hancock Lifestyle Balanced Index	9.65%	6.97%	7.93%

Class A shares were first offered on 4-26-21. Returns prior to this date are those of Class 1 shares and have not been adjusted for class-specific expenses; otherwise, returns would vary.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Figures reflect maximum sales charge on Class A shares of 5.00%. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,386,435,784
Total number of portfolio holdings	36
Total advisory fees paid (net)	$3,712,858
Portfolio turnover rate	24%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	55.5%
Equity	36.2%
Fixed income	19.3%
Unaffiliated investment companies	39.7%
Equity	25.6%
Fixed income	13.1%
Alternative and specialty	1.0%
U.S. Government and Agency obligations	4.8%
U.S. Government	4.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4780911

4062A-A

8/25

10/25

John Hancock Lifestyle Blend Balanced Portfolio

John Hancock Lifestyle Blend Balanced Portfolio
Class R6/JIBRX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock Lifestyle Blend Balanced Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Blend Balanced Portfolio (Class R6/JIBRX)	$35	0.33%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Lifestyle Blend Balanced Portfolio (Class R6/JIBRX) returned 9.43% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | Large-, mid-, and small-cap U.S. stocks, international equities, defensive equities, and the real assets portfolio all delivered positive absolute returns.
The fixed-income portfolio | Allocations to intermediate-term core bonds, high yield bonds, and emerging market debt were among the allocations that contributed positively.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Yields on longer-term government bonds rose in the period, weighing on STRIPS’ performance.
Dedicated sector portfolio | Holdings in health care finished with a loss.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Lifestyle Blend Balanced Portfolio (Class R6/JIBRX)	9.43%	6.81%	7.33%
S&P 500 Index	15.88%	14.74%	14.60%
Morningstar U.S. Moderate Target Allocation Index	11.16%	8.02%	8.59%
John Hancock Lifestyle Balanced Index	9.65%	6.97%	7.93%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,386,435,784
Total number of portfolio holdings	36
Total advisory fees paid (net)	$3,712,858
Portfolio turnover rate	24%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	55.5%
Equity	36.2%
Fixed income	19.3%
Unaffiliated investment companies	39.7%
Equity	25.6%
Fixed income	13.1%
Alternative and specialty	1.0%
U.S. Government and Agency obligations	4.8%
U.S. Government	4.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4780911

4062A-R6

8/25

10/25

John Hancock Lifestyle Blend Balanced Portfolio

John Hancock Lifestyle Blend Moderate Portfolio
Class 1/JLMOX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock Lifestyle Blend Moderate Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Blend Moderate Portfolio (Class 1/JLMOX)	$44	0.42%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Lifestyle Blend Moderate Portfolio (Class 1/JLMOX) returned 7.67% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | All segments of the equity portfolio—most notably large-, mid-, and small-cap U.S. stocks, international equities, defensive equities, and the real assets portfolio—delivered positive absolute returns.
The fixed-income portfolio | Allocations to intermediate-term core bonds, high yield bonds, and emerging market debt were among the allocations that contributed positively. Positions in bank loans, short-term bonds, and short-term Treasury Inflation Protected Securities also helped results.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Yields on longer-term government bonds rose in the period, weighing on STRIPS’ performance.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Lifestyle Blend Moderate Portfolio (Class 1/JLMOX)	7.67%	4.80%	5.72%
Bloomberg U.S. Aggregate Bond Index	3.14%	(0.68)%	1.80%
Morningstar U.S. Moderately Conservative Target Allocation Index	8.82%	5.26%	6.26%
John Hancock Lifestyle Moderate Index	7.99%	4.98%	6.22%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$467,030,977
Total number of portfolio holdings	36
Total advisory fees paid (net)	$1,325,283
Portfolio turnover rate	23%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	51.1%
Fixed income	29.5%
Equity	21.6%
Unaffiliated investment companies	42.4%
Fixed income	21.2%
Equity	20.2%
Alternative and specialty	1.0%
U.S. Government and Agency obligations	6.4%
U.S. Government	6.4%
Short-term investments and other	0.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4780911

4072A-1

8/25

10/25

John Hancock Lifestyle Blend Moderate Portfolio

John Hancock Lifestyle Blend Moderate Portfolio
Class A/JABKX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock Lifestyle Blend Moderate Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Blend Moderate Portfolio (Class A/JABKX)	$81	0.78%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Lifestyle Blend Moderate Portfolio (Class A/JABKX) returned 7.28% (excluding sales charges) for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | All segments of the equity portfolio—most notably large-, mid-, and small-cap U.S. stocks, international equities, defensive equities, and the real assets portfolio—delivered positive absolute returns.
The fixed-income portfolio | Allocations to intermediate-term core bonds, high yield bonds, and emerging market debt were among the allocations that contributed positively. Positions in bank loans, short-term bonds, and short-term Treasury Inflation Protected Securities also helped results.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Yields on longer-term government bonds rose in the period, weighing on STRIPS’ performance.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Lifestyle Blend Moderate Portfolio (Class A/JABKX)	1.94%	3.41%	5.02%
Lifestyle Blend Moderate Portfolio (Class A/JABKX)—excluding sales charge	7.28%	4.48%	5.55%
Bloomberg U.S. Aggregate Bond Index	3.14%	(0.68)%	1.80%
Morningstar U.S. Moderately Conservative Target Allocation Index	8.82%	5.26%	6.26%
John Hancock Lifestyle Moderate Index	7.99%	4.98%	6.22%

Class A shares were first offered on 4-26-21. Returns prior to this date are those of Class 1 shares and have not been adjusted for class-specific expenses; otherwise, returns would vary.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Figures reflect maximum sales charge on Class A shares of 5.00%. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$467,030,977
Total number of portfolio holdings	36
Total advisory fees paid (net)	$1,325,283
Portfolio turnover rate	23%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	51.1%
Fixed income	29.5%
Equity	21.6%
Unaffiliated investment companies	42.4%
Fixed income	21.2%
Equity	20.2%
Alternative and specialty	1.0%
U.S. Government and Agency obligations	6.4%
U.S. Government	6.4%
Short-term investments and other	0.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4780911

4072A-A

8/25

10/25

John Hancock Lifestyle Blend Moderate Portfolio

John Hancock Lifestyle Blend Moderate Portfolio
Class R6/JLMRX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock Lifestyle Blend Moderate Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Blend Moderate Portfolio (Class R6/JLMRX)	$38	0.37%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Lifestyle Blend Moderate Portfolio (Class R6/JLMRX) returned 7.72% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | All segments of the equity portfolio—most notably large-, mid-, and small-cap U.S. stocks, international equities, defensive equities, and the real assets portfolio—delivered positive absolute returns.
The fixed-income portfolio | Allocations to intermediate-term core bonds, high yield bonds, and emerging market debt were among the allocations that contributed positively. Positions in bank loans, short-term bonds, and short-term Treasury Inflation Protected Securities also helped results.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Yields on longer-term government bonds rose in the period, weighing on STRIPS’ performance.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Lifestyle Blend Moderate Portfolio (Class R6/JLMRX)	7.72%	4.85%	5.76%
Bloomberg U.S. Aggregate Bond Index	3.14%	(0.68)%	1.80%
Morningstar U.S. Moderately Conservative Target Allocation Index	8.82%	5.26%	6.26%
John Hancock Lifestyle Moderate Index	7.99%	4.98%	6.22%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$467,030,977
Total number of portfolio holdings	36
Total advisory fees paid (net)	$1,325,283
Portfolio turnover rate	23%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	51.1%
Fixed income	29.5%
Equity	21.6%
Unaffiliated investment companies	42.4%
Fixed income	21.2%
Equity	20.2%
Alternative and specialty	1.0%
U.S. Government and Agency obligations	6.4%
U.S. Government	6.4%
Short-term investments and other	0.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4780911

4072A-R6

8/25

10/25

John Hancock Lifestyle Blend Moderate Portfolio

John Hancock Lifestyle Blend Conservative Portfolio
Class 1/JLCGX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock Lifestyle Blend Conservative Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Blend Conservative Portfolio (Class 1/JLCGX)	$46	0.45%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Lifestyle Blend Conservative Portfolio (Class 1/JLCGX) returned 6.51% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The fixed-income portfolio | Allocations to intermediate-term core bonds, high yield bonds, and emerging market debt were among the allocations that contributed positively. Positions in bank loans, short-term bonds, and short-term Treasury Inflation Protected Securities also helped results.
The equity allocation made a significant contribution | All segments of the equity portfolio—most notably large-, mid-, and small-cap U.S. stocks, international equities, defensive equities—delivered positive absolute returns.

TOP PERFORMANCE DETRACTORS
No meaningful detractors | At a time of broadly positive performance for the world financial markets, there were no notable detractors from absolute performance.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Lifestyle Blend Conservative Portfolio (Class 1/JLCGX)	6.51%	3.15%	4.30%
Bloomberg U.S. Aggregate Bond Index	3.14%	(0.68)%	1.80%
Morningstar U.S. Conservative Target Allocation Index	6.68%	3.02%	4.45%
John Hancock Lifestyle Conservative Index	6.79%	3.33%	4.58%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$365,599,440
Total number of portfolio holdings	26
Total advisory fees paid (net)	$1,124,568
Portfolio turnover rate	25%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	48.3%
Fixed income	40.0%
Equity	8.3%
Unaffiliated investment companies	41.9%
Fixed income	28.8%
Equity	13.1%
U.S. Government and Agency obligations	9.7%
U.S. Government	9.7%
Short-term investments and other	0.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4780911

4082A-1

8/25

10/25

John Hancock Lifestyle Blend Conservative Portfolio

John Hancock Lifestyle Blend Conservative Portfolio
Class A/JABJX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock Lifestyle Blend Conservative Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Blend Conservative Portfolio (Class A/JABJX)	$83	0.81%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Lifestyle Blend Conservative Portfolio (Class A/JABJX) returned 6.12% (excluding sales charges) for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The fixed-income portfolio | Allocations to intermediate-term core bonds, high yield bonds, and emerging market debt were among the allocations that contributed positively. Positions in bank loans, short-term bonds, and short-term Treasury Inflation Protected Securities also helped results.
The equity allocation made a significant contribution | All segments of the equity portfolio—most notably large-, mid-, and small-cap U.S. stocks, international equities, defensive equities—delivered positive absolute returns.

TOP PERFORMANCE DETRACTORS
No meaningful detractors | At a time of broadly positive performance for the world financial markets, there were no notable detractors from absolute performance.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Lifestyle Blend Conservative Portfolio (Class A/JABJX)	0.85%	1.77%	3.61%
Lifestyle Blend Conservative Portfolio (Class A/JABJX)—excluding sales charge	6.12%	2.83%	4.14%
Bloomberg U.S. Aggregate Bond Index	3.14%	(0.68)%	1.80%
Morningstar U.S. Conservative Target Allocation Index	6.68%	3.02%	4.45%
John Hancock Lifestyle Conservative Index	6.79%	3.33%	4.58%

Class A shares were first offered on 4-26-21. Returns prior to this date are those of Class 1 shares and have not been adjusted for class-specific expenses; otherwise, returns would vary.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Figures reflect maximum sales charge on Class A shares of 5.00%. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$365,599,440
Total number of portfolio holdings	26
Total advisory fees paid (net)	$1,124,568
Portfolio turnover rate	25%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	48.3%
Fixed income	40.0%
Equity	8.3%
Unaffiliated investment companies	41.9%
Fixed income	28.8%
Equity	13.1%
U.S. Government and Agency obligations	9.7%
U.S. Government	9.7%
Short-term investments and other	0.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4780911

4082A-A

8/25

10/25

John Hancock Lifestyle Blend Conservative Portfolio

John Hancock Lifestyle Blend Conservative Portfolio
Class R6/JLCSX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock Lifestyle Blend Conservative Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Blend Conservative Portfolio (Class R6/JLCSX)	$41	0.40%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Lifestyle Blend Conservative Portfolio (Class R6/JLCSX) returned 6.55% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The fixed-income portfolio | Allocations to intermediate-term core bonds, high yield bonds, and emerging market debt were among the allocations that contributed positively. Positions in bank loans, short-term bonds, and short-term Treasury Inflation Protected Securities also helped results.
The equity allocation made a significant contribution | All segments of the equity portfolio—most notably large-, mid-, and small-cap U.S. stocks, international equities, defensive equities—delivered positive absolute returns.

TOP PERFORMANCE DETRACTORS
No meaningful detractors | At a time of broadly positive performance for the world financial markets, there were no notable detractors from absolute performance.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Lifestyle Blend Conservative Portfolio (Class R6/JLCSX)	6.55%	3.19%	4.35%
Bloomberg U.S. Aggregate Bond Index	3.14%	(0.68)%	1.80%
Morningstar U.S. Conservative Target Allocation Index	6.68%	3.02%	4.45%
John Hancock Lifestyle Conservative Index	6.79%	3.33%	4.58%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$365,599,440
Total number of portfolio holdings	26
Total advisory fees paid (net)	$1,124,568
Portfolio turnover rate	25%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	48.3%
Fixed income	40.0%
Equity	8.3%
Unaffiliated investment companies	41.9%
Fixed income	28.8%
Equity	13.1%
U.S. Government and Agency obligations	9.7%
U.S. Government	9.7%
Short-term investments and other	0.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4780911

4082A-R6

8/25

10/25

John Hancock Lifestyle Blend Conservative Portfolio

ITEM 2. CODE OF ETHICS.

As of the end of the year, August 31, 2025, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the "Covered Officers"). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Frances G. Rathke is the audit committee financial expert and is "independent", pursuant to general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees

The aggregate fees billed for professional services rendered by the principal accountant for the audits of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements amounted to $151,650 and $150,365 for the fiscal years ended August 31, 2025 and August 31, 2024, respectively. These fees were billed to the registrant and were approved by the registrant's audit committee.

(b) Audit-Related Services

Audit-related fees for assurance and related services by the principal accountant are billed to the registrant or to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser ("control affiliates") that provides ongoing services to the registrant. The nature of the services provided was affiliated service provider internal controls reviews, security counts pursuant to Rule 17f-2 under the Investment Company Act of 1940, and a software licensing fee. Amounts billed to the registrant were $38,670 and $38,655 for fiscal years ended August 31, 2025 and August 31, 2024, respectively.

Amounts billed to control affiliates were $137,100 and $145,263 for the fiscal years ended August 31, 2025 and August 31, 2024, respectively.

(c) Tax Fees

The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning ("tax fees") amounted to $15,450 and $15,450 for the fiscal years ended August 31, 2025 and August 31, 2024, respectively. The nature of the services comprising the tax fees was the review of the registrant's tax returns and tax distribution requirements. These fees were billed to the registrant and were approved by the registrant's audit committee.

(d) All Other Fees

Other fees amounted to $0 and $1,847 for the fiscal years ended August 31, 2025 and August 31, 2024, respectively. The nature of the services comprising all other fees is advisory services provided to the investment manager. These fees were approved by the registrant's audit committee.

(e)(1) Audit Committee Pre-Approval Policies and Procedures

The registrant's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm (the "Auditor") relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The registrant's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of audit-related and non-audit services by the Auditor. The policies and procedures require that any audit-related and non-audit service provided by the Auditor and any non-audit service provided by the Auditor to a fund service provider that relates directly to the operations and financial reporting of a fund are subject to approval by the Audit Committee before such service is provided. Audit-related services provided by the Auditor that are expected to exceed $25,000 per instance/per fund are subject to specific pre-approval by the Audit Committee. Tax services provided by the Auditor that are expected to exceed $30,000 per instance/per fund are subject to specific pre-approval by the Audit Committee.

All audit services, as well as the audit-related and non-audit services that are expected to exceed the amounts stated above, must be approved in advance of provision of the service by formal resolution of the Audit Committee. At the regularly scheduled Audit Committee meetings, the Committee reviews a report summarizing the services, including fees, provided by the Auditor.

(e)(2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X

Audit-Related Fees, Tax Fees and All Other Fees

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

(f) According to the registrant's principal accountant for the fiscal year ended August 31, 2025, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g) The aggregate non-audit fees billed by the registrant's principal accountant for non-audit services rendered to the registrant and rendered to the registrant's control affiliates were $610,191 for the fiscal year ended August 31, 2025 and $882,635 for the fiscal year ended August 31, 2024.

(h) The audit committee of the registrant has considered the non-audit services provided by the registrant's principal accountant to the control affiliates and has determined that the services that were not pre-approved are compatible with maintaining the principal accountant's independence.

(i) Not applicable.

(j) Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated standing audit committee comprised of independent trustees. The members of the audit committee are as follows:

Frances G. Rathke – Chairperson

William H. Cunningham

William K. Bacic – Member of the Audit Committee as of September 24, 2024.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Refer to information included in Item 7.

(b) Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The Registrant prepared financial statements and financial highlights for the year ended August 31, 2025 for the following funds:

  John Hancock Lifestyle Blend Aggressive Portfolio

  John Hancock Lifestyle Blend Balanced Portfolio

  John Hancock Lifestyle Blend Conservative Portfolio

  John Hancock Lifestyle Blend Growth Portfolio

  John Hancock Lifestyle Blend Moderate Portfolio

Annual Financial Statements & Other N-CSR Items
John Hancock
Lifestyle Blend Portfolios
Asset allocation
August 31, 2025

John Hancock
Lifestyle Blend Portfolios

2	Portfolios’ investments
6	Financial statements
10	Financial highlights
15	Notes to financial statements
27	Report of independent registered public accounting firm
28	Tax information
29	Evaluation of advisory and subadvisory agreements by the Board of Trustees
1	JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS |

Portfolios’ investments
LIFESTYLE BLEND AGGRESSIVE PORTFOLIO

As of 8-31-25
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 62.8%
Equity - 61.0%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	14,977,908	$176,140,193
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	16,956,912	227,731,323
Fixed income - 1.8%
Bond, Class NAV, JHSB (MIM US) (B)	518,116	7,061,922
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	413,118	3,296,679
High Yield, Class NAV, JHBT (MIM US) (B)	537,021	1,654,024

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $326,041,397)		$415,884,141
UNAFFILIATED INVESTMENT COMPANIES - 36.6%
Equity - 35.6%
Fidelity Mid Cap Index Fund	2,156,323	79,482,059
Fidelity Small Cap Index Fund	1,367,942	40,559,470
iShares Global Infrastructure ETF	37,780	2,280,023
iShares MSCI Global Min Vol Factor ETF	27,540	3,288,551
Vanguard Dividend Appreciation ETF	15,887	3,350,886
Vanguard Energy ETF (C)	69,510	8,820,124
Vanguard FTSE Developed Markets ETF	558,129	32,767,754
Vanguard FTSE Emerging Markets ETF	197,655	10,185,162
Vanguard Global ex-U.S. Real Estate ETF	48,627	2,290,332
Vanguard Materials ETF (C)	22,381	4,663,305
Vanguard Real Estate ETF	75,989	7,009,223
Vanguard S&P 500 ETF	68,475	40,611,153
Alternative and specialty - 1.0%
Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETF	504,428	6,683,671

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $195,168,086)		$241,991,713
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (D)(E)	11,471	0
ICA Gruppen AB (D)(E)	493	0
Health care - 0.0%
NMC Health PLC (D)(E)	360	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (D)(E)(F)	9,174	27,804
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (D)(E)	46,457	0

TOTAL COMMON STOCKS (Cost $11,582)		$27,804
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 0.6%
U.S. Government - 0.6%
U.S. Treasury STRIPS, PO, 5.025%, 05/15/2055	$667,200	152,264
U.S. Treasury STRIPS, PO, 5.055%, 02/15/2054	5,117,800	1,232,349
U.S. Treasury STRIPS, PO, 5.074%, 11/15/2052	4,385,500	1,118,627
U.S. Treasury STRIPS, PO, 5.110%, 08/15/2051	4,787,800	1,288,833
LIFESTYLE BLEND AGGRESSIVE PORTFOLIO (continued)

	Shares or Principal Amount	Value

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $4,539,229)		$3,792,073
SHORT-TERM INVESTMENTS - 0.2%
Short-term funds - 0.2%
John Hancock Collateral Trust, 4.1996% (G)(H)	136,686	$1,367,287

TOTAL SHORT-TERM INVESTMENTS (Cost $1,367,251)		$1,367,287
Total investments (Cost $527,127,545) - 100.2%		$663,063,018
Other assets and liabilities, net - (0.2%)		(1,284,695)
TOTAL NET ASSETS - 100.0%		$661,778,323
LIFESTYLE BLEND GROWTH PORTFOLIO

As of 8-31-25
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 58.5%
Equity - 49.2%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	24,536,073	$288,544,216
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	28,967,289	389,030,694
Fixed income - 9.3%
Bond, Class NAV, JHSB (MIM US) (B)	4,624,861	63,036,860
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	3,314,847	26,452,481
Global Senior Loan ETF, JHETF (CQS) (B)(E)	796,608	19,907,234
High Yield, Class NAV, JHBT (MIM US) (B)	5,953,462	18,336,664

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $648,995,190)		$805,308,149
UNAFFILIATED INVESTMENT COMPANIES - 39.0%
Equity - 32.1%
Fidelity Mid Cap Index Fund	3,616,485	133,303,627
Fidelity Small Cap Index Fund	2,292,652	67,977,128
iShares Global Infrastructure ETF	62,995	3,801,748
iShares MSCI Global Min Vol Factor ETF	330,260	39,436,347
Vanguard Dividend Appreciation ETF	122,969	25,936,621
Vanguard Energy ETF (C)	117,437	14,901,581
Vanguard FTSE Developed Markets ETF	1,244,832	73,084,087
Vanguard FTSE Emerging Markets ETF	284,014	14,635,241
Vanguard Global ex-U.S. Real Estate ETF	81,380	3,832,998
Vanguard Materials ETF (C)	37,377	7,787,872
Vanguard Real Estate ETF	126,465	11,665,133
Vanguard S&P 500 ETF	77,761	46,118,494
Fixed income - 5.9%
Vanguard Short-Term Corporate Bond ETF	250,135	19,978,282
Vanguard Total Bond Market ETF	836,931	61,765,508
Alternative and specialty - 1.0%
Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETF	1,038,080	13,754,560

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $436,178,150)		$537,979,227
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS	2

LIFESTYLE BLEND GROWTH PORTFOLIO (continued)

	Shares or Principal Amount	Value

COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (D)(E)	19,400	$0
ICA Gruppen AB (D)(E)	833	0
Health care - 0.0%
NMC Health PLC (D)(E)	609	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (D)(E)(F)	15,517	47,025
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (D)(E)	78,570	0

TOTAL COMMON STOCKS (Cost $19,587)		$47,025
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 2.5%
U.S. Government - 2.5%
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	$5,925,224	5,846,505
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	8,446,031	8,513,755
U.S. Treasury Inflation Protected Security, 1.625%, 04/15/2030	3,899,629	3,982,594
U.S. Treasury Inflation Protected Security, 2.125%, 04/15/2029	7,944,664	8,250,575
U.S. Treasury STRIPS, PO, 5.025%, 05/15/2055	1,401,700	319,887
U.S. Treasury STRIPS, PO, 5.055%, 02/15/2054	10,744,700	2,587,287
U.S. Treasury STRIPS, PO, 5.074%, 11/15/2052	9,207,400	2,348,568
U.S. Treasury STRIPS, PO, 5.110%, 08/15/2051	10,052,200	2,705,962

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $35,555,197)		$34,555,133
SHORT-TERM INVESTMENTS - 0.7%
Short-term funds - 0.7%
John Hancock Collateral Trust, 4.1996% (G)(H)	910,895	9,111,779

TOTAL SHORT-TERM INVESTMENTS (Cost $9,110,972)		$9,111,779
Total investments (Cost $1,129,859,096) - 100.7%		$1,387,001,313
Other assets and liabilities, net - (0.7%)		(9,253,416)
TOTAL NET ASSETS - 100.0%		$1,377,747,897
LIFESTYLE BLEND BALANCED PORTFOLIO

As of 8-31-25
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 55.5%
Equity - 36.2%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	17,676,925	$207,880,634
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	21,929,321	294,510,785
Fixed income - 19.3%
Bond, Class NAV, JHSB (MIM US) (B)	10,037,402	136,809,789
LIFESTYLE BLEND BALANCED PORTFOLIO (continued)

	Shares or Principal Amount	Value
Fixed income - (continued)
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	6,653,391	$53,094,064
Global Senior Loan ETF, JHETF (CQS) (B)(E)	1,605,666	40,125,593
High Yield, Class NAV, JHBT (MIM US) (B)	11,934,230	36,757,429

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $647,624,203)		$769,178,294
UNAFFILIATED INVESTMENT COMPANIES - 39.7%
Equity - 25.6%
Fidelity Mid Cap Index Fund	2,674,224	98,571,901
Fidelity Small Cap Index Fund	1,662,994	49,307,767
iShares Global Infrastructure ETF	47,698	2,878,574
iShares MSCI Global Min Vol Factor ETF	394,428	47,098,647
Vanguard Dividend Appreciation ETF	150,733	31,792,604
Vanguard Energy ETF	88,783	11,265,675
Vanguard FTSE Developed Markets ETF	1,141,025	66,989,578
Vanguard FTSE Emerging Markets ETF	133,874	6,898,527
Vanguard Global ex-U.S. Real Estate ETF	61,656	2,903,998
Vanguard Materials ETF	28,367	5,910,548
Vanguard Real Estate ETF	95,956	8,850,982
Vanguard S&P 500 ETF	36,994	21,940,402
Fixed income - 13.1%
Vanguard Short-Term Bond ETF	79,006	6,239,104
Vanguard Short-Term Corporate Bond ETF (C)	522,250	41,712,108
Vanguard Total Bond Market ETF	1,822,810	134,523,378
Alternative and specialty - 1.0%
Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETF	1,046,125	13,861,156

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $468,892,145)		$550,744,949
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (D)(E)	14,022	0
ICA Gruppen AB (D)(E)	602	0
Health care - 0.0%
NMC Health PLC (D)(E)	440	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (D)(E)(F)	11,215	33,987
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (D)(E)	56,786	0

TOTAL COMMON STOCKS (Cost $14,156)		$33,987
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 4.8%
U.S. Government - 4.8%
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	$11,967,306	11,808,314
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	17,059,374	17,196,164
U.S. Treasury Inflation Protected Security, 1.625%, 04/15/2030	7,876,968	8,044,553
3	JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS |	SEE NOTES TO FINANCIAL STATEMENTS

LIFESTYLE BLEND BALANCED PORTFOLIO (continued)

	Shares or Principal Amount	Value
U.S. Government - (continued)
U.S. Treasury Inflation Protected Security, 2.125%, 04/15/2029	16,046,989	$16,664,882
U.S. Treasury STRIPS, PO, 5.025%, 05/15/2055	2,118,000	483,356
U.S. Treasury STRIPS, PO, 5.055%, 02/15/2054	16,191,200	3,898,786
U.S. Treasury STRIPS, PO, 5.074%, 11/15/2052	13,875,000	3,539,152
U.S. Treasury STRIPS, PO, 5.110%, 08/15/2051	15,394,500	4,144,061

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $67,338,290)		$65,779,268
SHORT-TERM INVESTMENTS - 0.2%
Short-term funds - 0.2%
John Hancock Collateral Trust, 4.1996% (G)(H)	302,388	3,024,811

TOTAL SHORT-TERM INVESTMENTS (Cost $3,024,792)		$3,024,811
Total investments (Cost $1,186,893,586) - 100.2%		$1,388,761,309
Other assets and liabilities, net - (0.2%)		(2,325,525)
TOTAL NET ASSETS - 100.0%		$1,386,435,784
LIFESTYLE BLEND MODERATE PORTFOLIO

As of 8-31-25
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 51.1%
Equity - 21.6%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	3,422,449	$40,248,006
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	4,522,473	60,736,815
Fixed income - 29.5%
Bond, Class NAV, JHSB (MIM US) (B)	5,246,170	71,505,300
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	3,393,022	27,076,318
Global Senior Loan ETF, JHETF (CQS) (B)(E)	817,515	20,429,700
High Yield, Class NAV, JHBT (MIM US) (B)	6,081,892	18,732,226

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $211,280,354)		$238,728,365
UNAFFILIATED INVESTMENT COMPANIES - 42.4%
Equity - 20.2%
Fidelity Mid Cap Index Fund	629,537	23,204,719
Fidelity Small Cap Index Fund	352,162	10,441,592
iShares Global Infrastructure ETF	10,758	649,245
iShares MSCI Global Min Vol Factor ETF	154,113	18,402,633
Vanguard Dividend Appreciation ETF	59,394	12,527,382
Vanguard Energy ETF	20,408	2,589,571
Vanguard FTSE Developed Markets ETF	280,595	16,473,732
Vanguard FTSE Emerging Markets ETF	35,842	1,846,938
Vanguard Global ex-U.S. Real Estate ETF	13,905	654,926
Vanguard Materials ETF	6,453	1,344,547
Vanguard Real Estate ETF	21,809	2,011,661
Vanguard S&P 500 ETF	7,510	4,454,031
LIFESTYLE BLEND MODERATE PORTFOLIO (continued)

	Shares or Principal Amount	Value
Fixed income - 21.2%
Vanguard Short-Term Bond ETF	39,670	$3,132,740
Vanguard Short-Term Corporate Bond ETF	291,837	23,309,021
Vanguard Total Bond Market ETF	982,187	72,485,401
Alternative and specialty - 1.0%
Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETF	352,380	4,669,035

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $176,686,999)		$198,197,174
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (D)(E)	2,691	0
ICA Gruppen AB (D)(E)	116	0
Health care - 0.0%
NMC Health PLC (D)(E)	84	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (D)(E)(F)	2,149	6,512
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (D)(E)	10,897	0

TOTAL COMMON STOCKS (Cost $2,716)		$6,512
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 6.4%
U.S. Government - 6.4%
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	$6,035,114	5,954,934
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	8,602,805	8,671,787
U.S. Treasury Inflation Protected Security, 1.625%, 04/15/2030	3,972,375	4,056,888
U.S. Treasury Inflation Protected Security, 2.125%, 04/15/2029	8,092,106	8,403,695
U.S. Treasury STRIPS, PO, 5.025%, 05/15/2055	475,900	108,607
U.S. Treasury STRIPS, PO, 5.055%, 02/15/2054	3,636,800	875,729
U.S. Treasury STRIPS, PO, 5.074%, 11/15/2052	3,116,500	794,938
U.S. Treasury STRIPS, PO, 5.110%, 08/15/2051	3,400,900	915,492

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $29,830,695)		$29,782,070
SHORT-TERM INVESTMENTS - 0.2%
Short-term funds - 0.2%
John Hancock Collateral Trust, 4.1996% (G)(H)	95,253	952,827

TOTAL SHORT-TERM INVESTMENTS (Cost $952,812)		$952,827
Total investments (Cost $418,753,576) - 100.1%		$467,666,948
Other assets and liabilities, net - (0.1%)		(635,971)
TOTAL NET ASSETS - 100.0%		$467,030,977
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS	4

LIFESTYLE BLEND CONSERVATIVE PORTFOLIO

As of 8-31-25
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 48.3%
Equity - 8.3%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	992,685	$11,673,979
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	1,398,087	18,776,314
Fixed income - 40.0%
Bond, Class NAV, JHSB (MIM US) (B)	5,579,380	76,046,951
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	3,579,116	28,561,342
Global Senior Loan ETF, JHETF (CQS) (B)(E)	866,841	21,662,357
High Yield, Class NAV, JHBT (MIM US) (B)	6,413,906	19,754,831

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $165,724,639)		$176,475,774
UNAFFILIATED INVESTMENT COMPANIES - 41.9%
Equity - 13.1%
Fidelity Mid Cap Index Fund	247,141	9,109,612
Fidelity Small Cap Index Fund	159,427	4,727,014
iShares MSCI Global Min Vol Factor ETF	58,661	7,004,710
Vanguard Dividend Appreciation ETF	20,512	4,326,391
Vanguard FTSE Developed Markets ETF	188,068	11,041,472
Vanguard FTSE Emerging Markets ETF	28,356	1,461,185
Vanguard S&P 500 ETF	17,081	10,130,399
Fixed income - 28.8%
Vanguard Short-Term Bond ETF	56,246	4,441,747
Vanguard Short-Term Corporate Bond ETF	287,970	23,000,163
Vanguard Total Bond Market ETF	1,056,120	77,941,657

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $143,626,458)		$153,184,350
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (D)(E)	955	0
ICA Gruppen AB (D)(E)	41	0
Health care - 0.0%
NMC Health PLC (D)(E)	30	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (D)(E)(F)	762	2,310
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (D)(E)	3,867	0

TOTAL COMMON STOCKS (Cost $965)		$2,310
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 9.7%
U.S. Government - 9.7%
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	$7,939,213	7,833,737
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	11,317,432	11,408,181
U.S. Treasury Inflation Protected Security, 1.625%, 04/15/2030	5,225,881	5,337,063
LIFESTYLE BLEND CONSERVATIVE PORTFOLIO (continued)

	Shares or Principal Amount	Value
U.S. Government - (continued)
U.S. Treasury Inflation Protected Security, 2.125%, 04/15/2029	10,645,856	$11,055,777

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $34,945,276)		$35,634,758
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 4.1996% (G)(I)	192	1,927

TOTAL SHORT-TERM INVESTMENTS (Cost $1,924)		$1,927
Total investments (Cost $344,299,262) - 99.9%		$365,299,119
Other assets and liabilities, net - 0.1%		300,321
TOTAL NET ASSETS - 100.0%		$365,599,440
Percentages are based upon net assets.
Security Abbreviations and Legend
CQS	CQS (US), LLC
JHBT	John Hancock Bond Trust
JHETF	John Hancock Exchange-Traded Fund Trust
JHF II	John Hancock Funds II
JHSB	John Hancock Sovereign Bond Fund
MIM US	Manulife Investment Management (US) LLC
PO	Principal-Only Security - (Principal Tranche of Stripped Security). Rate shown is the annualized yield on date of purchase.
STRIPS	Separate Trading of Registered Interest and Principal Securities
(A)	The underlying funds’ subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	All or a portion of this security is on loan as of 8-31-25.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(E)	Non-income producing.
(F)	This security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(G)	The rate shown is the annualized seven-day yield as of 8-31-25.
(H)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending.
(I)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
5	JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS |	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENTS OF ASSETS AND LIABILITIES 8-31-25

	Lifestyle Blend Aggressive Portfolio	Lifestyle Blend Growth Portfolio	Lifestyle Blend Balanced Portfolio	Lifestyle Blend Moderate Portfolio	Lifestyle Blend Conservative Portfolio
Assets
Unaffiliated investments, at value (including securities loaned)	$245,811,590	$572,581,385	$616,558,204	$227,985,756	$188,821,418
Affiliated investments, at value	417,251,428	814,419,928	772,203,105	239,681,192	176,477,701
Total investments, at value	663,063,018	1,387,001,313	1,388,761,309	467,666,948	365,299,119
Dividends and interest receivable	147,425	761,745	1,362,721	663,185	723,288
Receivable for fund shares sold	342,120	422,860	1,259,817	515,072	415,599
Receivable for investments sold	56,256	10,953,675	—	10,098,351	2,961
Receivable for securities lending income	155	1,823	1,877	731	4,513
Receivable from affiliates	—	—	—	1,214	1,423
Other assets	33,626	56,923	57,201	30,132	28,673
Total assets	663,642,600	1,399,198,339	1,391,442,925	478,975,633	366,475,576
Liabilities
Due to custodian	35,471	9,839,871	—	10,098,116	10,434
Payable for investments purchased	322,756	714,297	1,926,578	733,426	635,858
Payable for fund shares repurchased	50,753	1,785,507	387,625	158,565	144,608
Payable upon return of securities loaned	1,362,000	8,973,000	2,542,800	862,150	—
Payable to affiliates
Accounting and legal services fees	20,868	43,720	43,904	14,782	11,617
Transfer agent fees	12,004	28,805	40,640	17,596	14,199
Trustees’ fees	514	1,080	1,081	365	287
Other liabilities and accrued expenses	59,911	64,162	64,513	59,656	59,133
Total liabilities	1,864,277	21,450,442	5,007,141	11,944,656	876,136
Net assets	$661,778,323	$1,377,747,897	$1,386,435,784	$467,030,977	$365,599,440
Net assets consist of
Paid-in capital	$509,371,924	$1,100,941,467	$1,201,981,109	$433,472,587	$360,658,273
Total distributable earnings (loss)	152,406,399	276,806,430	184,454,675	33,558,390	4,941,167
Net assets	$661,778,323	$1,377,747,897	$1,386,435,784	$467,030,977	$365,599,440
Unaffiliated investments, at cost	$199,718,897	$471,752,934	$536,244,591	$206,520,410	$178,572,699
Affiliated investments, at cost	327,408,648	658,106,162	650,648,995	212,233,166	165,726,563
Total investments, at cost	527,127,545	1,129,859,096	1,186,893,586	418,753,576	344,299,262
Securities loaned, at value	$1,337,760	$8,621,812	$2,490,696	$838,090	—
Net asset value per share
The portfolios have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class A1
Net assets	$125,504,478	$299,271,712	$423,869,628	$184,266,767	$147,629,946
Shares outstanding	8,350,713	21,280,705	33,875,273	15,945,163	13,929,736
Net asset value and redemption price per share	$15.03	$14.06	$12.51	$11.56	$10.60
Class R6
Net assets	$27,313,925	$58,646,967	$46,619,318	$11,355,066	$9,624,240
Shares outstanding	1,813,063	4,155,457	3,727,354	981,871	907,446
Net asset value, offering price and redemption price per share	$15.07	$14.11	$12.51	$11.56	$10.61
Class 1
Net assets	$508,959,920	$1,019,829,218	$915,946,838	$271,409,144	$208,345,254
Shares outstanding	33,825,357	72,458,206	73,268,316	23,475,809	19,652,663
Net asset value, offering price and redemption price per share	$15.05	$14.07	$12.50	$11.56	$10.60
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$15.82	$14.80	$13.17	$12.17	$11.16

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS	6

STATEMENTS OF OPERATIONS For the year ended 8-31-25

	Lifestyle Blend Aggressive Portfolio	Lifestyle Blend Growth Portfolio	Lifestyle Blend Balanced Portfolio	Lifestyle Blend Moderate Portfolio	Lifestyle Blend Conservative Portfolio
Investment income
Dividends from affiliated investments	$6,722,946	$16,080,454	$19,528,108	$7,440,427	$6,651,671
Dividends from unaffiliated investments	3,878,151	12,046,487	15,778,192	6,525,928	6,053,383
Interest	277,728	1,909,531	3,503,778	1,408,543	1,511,790
Securities lending	2,344	47,071	81,965	37,199	53,746
Total investment income	10,881,169	30,083,543	38,892,043	15,412,097	14,270,590
Expenses
Investment management fees	1,336,410	3,456,294	4,147,287	1,581,247	1,413,354
Distribution and service fees	555,760	1,268,832	1,568,006	611,198	488,148
Accounting and legal services fees	112,602	242,063	246,191	80,810	63,428
Transfer agent fees	122,291	295,878	423,617	181,903	146,669
Trustees’ fees	15,621	33,345	33,967	11,241	8,808
Custodian fees	26,751	28,251	28,251	28,251	28,251
State registration fees	37,752	48,544	52,512	41,515	39,416
Printing and postage	21,331	24,435	26,071	21,735	21,336
Professional fees	55,735	80,609	81,638	49,830	46,643
Other	31,507	53,573	51,070	22,849	22,455
Total expenses	2,315,760	5,531,824	6,658,610	2,630,579	2,278,508
Less expense reductions	(21,400)	(201,242)	(434,429)	(255,964)	(288,786)
Net expenses	2,294,360	5,330,582	6,224,181	2,374,615	1,989,722
Net investment income	8,586,809	24,752,961	32,667,862	13,037,482	12,280,868
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	16,710,906	24,014,668	16,934,679	1,138,151	2,272,422
Affiliated investments	2,128,122	6,717,307	7,045,332	2,250,914	1,498,336
Capital gain distributions received from unaffiliated investments	883,050	1,537,468	1,151,290	238,807	95,836
Capital gain distributions received from affiliated investments	3,824,931	6,908,092	5,157,833	1,080,190	343,797
	23,547,009	39,177,535	30,289,134	4,708,062	4,210,391
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	1,424,692	9,196,891	6,078,877	5,063,959	2,757,559
Affiliated investments	41,418,190	67,282,890	48,483,413	9,494,484	2,276,397
	42,842,882	76,479,781	54,562,290	14,558,443	5,033,956
Net realized and unrealized gain	66,389,891	115,657,316	84,851,424	19,266,505	9,244,347
Increase in net assets from operations	$74,976,700	$140,410,277	$117,519,286	$32,303,987	$21,525,215
7	JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Lifestyle Blend Aggressive Portfolio		Lifestyle Blend Growth Portfolio		Lifestyle Blend Balanced Portfolio
	Year ended 8-31-25	Year ended 8-31-24	Year ended 8-31-25	Year ended 8-31-24	Year ended 8-31-25	Year ended 8-31-24
Increase (decrease) in net assets
From operations
Net investment income	$8,586,809	$8,729,779	$24,752,961	$24,355,130	$32,667,862	$31,279,447
Net realized gain (loss)	23,547,009	1,098,950	39,177,535	(7,490,526)	30,289,134	(27,594,961)
Change in net unrealized appreciation (depreciation)	42,842,882	89,953,683	76,479,781	184,814,239	54,562,290	176,782,775
Increase in net assets resulting from operations	74,976,700	99,782,412	140,410,277	201,678,843	117,519,286	180,467,261
Distributions to shareholders
From earnings
Class A	(1,412,327)	(1,106,504)	(3,859,151)	(3,204,924)	(8,152,310)	(6,172,848)
Class R6	(474,518)	(385,544)	(1,042,582)	(685,039)	(1,118,648)	(600,033)
Class 1	(7,888,778)	(8,060,613)	(18,873,508)	(20,454,798)	(23,524,901)	(23,712,994)
Total distributions	(9,775,623)	(9,552,661)	(23,775,241)	(24,344,761)	(32,795,859)	(30,485,875)
Portfolio share transactions
From portfolio share transactions	9,789,932	4,632,424	(25,188,547)	22,979,093	(19,216,010)	37,768,639
Total increase	74,991,009	94,862,175	91,446,489	200,313,175	65,507,417	187,750,025
Net assets
Beginning of year	586,787,314	491,925,139	1,286,301,408	1,085,988,233	1,320,928,367	1,133,178,342
End of year	$661,778,323	$586,787,314	$1,377,747,897	$1,286,301,408	$1,386,435,784	$1,320,928,367
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS	8

STATEMENTS OF CHANGES IN NET ASSETS

Continued
	Lifestyle Blend Moderate Portfolio		Lifestyle Blend Conservative Portfolio
	Year ended 8-31-25	Year ended 8-31-24	Year ended 8-31-25	Year ended 8-31-24
Increase (decrease) in net assets
From operations
Net investment income	$13,037,482	$11,672,135	$12,280,868	$10,838,358
Net realized gain (loss)	4,708,062	(10,761,511)	4,210,391	(10,188,148)
Change in net unrealized appreciation (depreciation)	14,558,443	47,609,787	5,033,956	31,100,161
Increase in net assets resulting from operations	32,303,987	48,520,411	21,525,215	31,750,371
Distributions to shareholders
From earnings
Class A	(4,389,396)	(3,217,910)	(4,263,902)	(3,131,028)
Class R6	(334,222)	(266,640)	(318,316)	(206,318)
Class 1	(8,213,412)	(7,673,238)	(7,467,399)	(7,025,483)
Total distributions	(12,937,030)	(11,157,788)	(12,049,617)	(10,362,829)
Portfolio share transactions
From portfolio share transactions	26,349,881	36,490,815	33,296,532	15,357,979
Total increase	45,716,838	73,853,438	42,772,130	36,745,521
Net assets
Beginning of year	421,314,139	347,460,701	322,827,310	286,081,789
End of year	$467,030,977	$421,314,139	$365,599,440	$322,827,310
9	JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS |	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
Lifestyle Blend Aggressive Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Lifestyle Blend Aggressive Portfolio
Class A
08-31-2025	13.56	0.15	1.51	1.66	(0.16)	(0.03)	(0.19)	15.03	12.40[5]	0.68	0.68	1.11	126	20
08-31-2024	11.48	0.15	2.12	2.27	(0.19)	—	(0.19)	13.56	19.95[5]	0.70	0.70	1.27	94	17
08-31-2023	11.86	0.11	0.88	0.99	(0.11)	(1.26)	(1.37)	11.48	9.69[5]	0.71	0.70	0.98	62	16
08-31-2022	14.98	0.09	(2.16)	(2.07)	(0.14)	(0.91)	(1.05)	11.86	(15.01)[5]	0.68	0.68	0.69	43	91
08-31-2021[6]	14.31	(0.02)	0.69	0.67	—	—	—	14.98	4.68[5,7]	0.65[8]	0.65[8]	(0.30)[8]	9	17
Class R6
08-31-2025	13.59	0.22	1.50	1.72	(0.21)	(0.03)	(0.24)	15.07	12.89	0.28	0.27	1.62	27	20
08-31-2024	11.50	0.21	2.11	2.32	(0.23)	—	(0.23)	13.59	20.46	0.29	0.29	1.69	25	17
08-31-2023	11.88	0.16	0.88	1.04	(0.16)	(1.26)	(1.42)	11.50	10.16	0.30	0.29	1.42	17	16
08-31-2022	15.01	0.16	(2.18)	(2.02)	(0.20)	(0.91)	(1.11)	11.88	(14.70)	0.27	0.27	1.19	14	91
08-31-2021	11.94	0.17	3.34	3.51	(0.17)	(0.27)	(0.44)	15.01	30.02	0.25	0.25	1.22	12	17
Class 1
08-31-2025	13.57	0.20	1.52	1.72	(0.21)	(0.03)	(0.24)	15.05	12.87	0.32	0.32	1.48	509	20
08-31-2024	11.48	0.21	2.11	2.32	(0.23)	—	(0.23)	13.57	20.45	0.34	0.33	1.73	467	17
08-31-2023	11.87	0.16	0.86	1.02	(0.15)	(1.26)	(1.41)	11.48	10.02	0.34	0.34	1.45	412	16
08-31-2022	15.00	0.18	(2.20)	(2.02)	(0.20)	(0.91)	(1.11)	11.87	(14.74)	0.31	0.31	1.30	392	91
08-31-2021	11.93	0.16	3.35	3.51	(0.17)	(0.27)	(0.44)	15.00	30.00	0.29	0.29	1.20	489	17

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] Does not reflect the effect of sales charges, if any.
[6] The inception date for Class A shares is 4-26-21.
[7] Not annualized.
[8] Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS	10

Financial highlights continued
Lifestyle Blend Growth Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Lifestyle Blend Growth Portfolio
Class A
08-31-2025	12.88	0.21	1.17	1.38	(0.20)	—	(0.20)	14.06	10.90[5]	0.72	0.70	1.58	299	22
08-31-2024	11.11	0.20	1.78	1.98	(0.21)	—	(0.21)	12.88	18.05[5]	0.74	0.73	1.69	231	26
08-31-2023	11.57	0.15	0.65	0.80	(0.17)	(1.09)	(1.26)	11.11	7.95[5]	0.75	0.75	1.41	154	15
08-31-2022	14.32	0.14	(2.05)	(1.91)	(0.16)	(0.68)	(0.84)	11.57	(14.26)[5]	0.73	0.73	1.14	85	74
08-31-2021[6]	13.73	—[7]	0.59	0.59	—	—	—	14.32	4.30[5,8]	0.70[9]	0.70[9]	0.06[9]	20	22
Class R6
08-31-2025	12.92	0.27	1.17	1.44	(0.25)	—	(0.25)	14.11	11.38	0.31	0.30	2.04	59	22
08-31-2024	11.15	0.24	1.79	2.03	(0.26)	—	(0.26)	12.92	18.43	0.33	0.32	2.03	48	26
08-31-2023	11.60	0.21	0.65	0.86	(0.22)	(1.09)	(1.31)	11.15	8.51	0.34	0.34	1.88	28	15
08-31-2022	14.37	0.22	(2.09)	(1.87)	(0.22)	(0.68)	(0.90)	11.60	(14.01)	0.32	0.32	1.69	24	74
08-31-2021	11.97	0.19	2.68	2.87	(0.20)	(0.27)	(0.47)	14.37	24.56	0.30	0.30	1.43	21	22
Class 1
08-31-2025	12.89	0.26	1.17	1.43	(0.25)	—	(0.25)	14.07	11.33	0.36	0.34	1.99	1,020	22
08-31-2024	11.12	0.25	1.77	2.02	(0.25)	—	(0.25)	12.89	18.44	0.37	0.36	2.16	1,007	26
08-31-2023	11.58	0.21	0.63	0.84	(0.21)	(1.09)	(1.30)	11.12	8.39	0.39	0.39	1.89	903	15
08-31-2022	14.34	0.22	(2.08)	(1.86)	(0.22)	(0.68)	(0.90)	11.58	(14.00)	0.36	0.36	1.68	884	74
08-31-2021	11.95	0.19	2.67	2.86	(0.20)	(0.27)	(0.47)	14.34	24.48	0.34	0.34	1.48	1,096	22

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] Does not reflect the effect of sales charges, if any.
[6] The inception date for Class A shares is 4-26-21.
[7] Less than $0.005 per share.
[8] Not annualized.
[9] Annualized.
11	JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS |	SEE NOTES TO FINANCIAL STATEMENTS

Lifestyle Blend Balanced Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Lifestyle Blend Balanced Portfolio
Class A
08-31-2025	11.74	0.26	0.77	1.03	(0.26)	—	(0.26)	12.51	8.98[5]	0.77	0.73	2.18	424	24
08-31-2024	10.40	0.25	1.33	1.58	(0.24)	—	(0.24)	11.74	15.47[5]	0.79	0.77	2.27	338	38
08-31-2023	10.82	0.19	0.39	0.58	(0.21)	(0.79)	(1.00)	10.40	6.08[5]	0.80	0.80	1.90	232	15
08-31-2022	13.33	0.19	(1.93)	(1.74)	(0.19)	(0.58)	(0.77)	10.82	(13.85)[5]	0.79	0.79	1.62	126	58
08-31-2021[6]	12.84	0.02	0.50	0.52	(0.03)	—	(0.03)	13.33	4.06[5,7]	0.76[8]	0.76[8]	0.55[8]	28	32
Class R6
08-31-2025	11.74	0.31	0.77	1.08	(0.31)	—	(0.31)	12.51	9.43	0.36	0.33	2.63	47	24
08-31-2024	10.40	0.28	1.35	1.63	(0.29)	—	(0.29)	11.74	15.93	0.38	0.36	2.59	39	38
08-31-2023	10.82	0.24	0.38	0.62	(0.25)	(0.79)	(1.04)	10.40	6.53	0.40	0.40	2.35	21	15
08-31-2022	13.33	0.25	(1.93)	(1.68)	(0.25)	(0.58)	(0.83)	10.82	(13.48)	0.38	0.38	2.11	16	58
08-31-2021	11.66	0.21	1.94	2.15	(0.22)	(0.26)	(0.48)	13.33	18.91	0.36	0.36	1.69	19	32
Class 1
08-31-2025	11.73	0.31	0.77	1.08	(0.31)	—	(0.31)	12.50	9.38	0.40	0.37	2.59	916	24
08-31-2024	10.39	0.29	1.33	1.62	(0.28)	—	(0.28)	11.73	15.90	0.42	0.40	2.71	944	38
08-31-2023	10.82	0.25	0.36	0.61	(0.25)	(0.79)	(1.04)	10.39	6.40	0.44	0.44	2.38	881	15
08-31-2022	13.32	0.25	(1.93)	(1.68)	(0.24)	(0.58)	(0.82)	10.82	(13.45)	0.42	0.42	2.07	864	58
08-31-2021	11.65	0.22	1.93	2.15	(0.22)	(0.26)	(0.48)	13.32	18.87	0.40	0.40	1.73	1,074	32

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] Does not reflect the effect of sales charges, if any.
[6] The inception date for Class A shares is 4-26-21.
[7] Not annualized.
[8] Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS	12

Financial highlights continued
Lifestyle Blend Moderate Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Lifestyle Blend Moderate Portfolio
Class A
08-31-2025	11.08	0.31	0.48	0.79	(0.31)	—	(0.31)	11.56	7.28[5]	0.84	0.78	2.77	184	23
08-31-2024	10.08	0.29	0.99	1.28	(0.28)	—	(0.28)	11.08	12.96[5]	0.86	0.82	2.81	143	47
08-31-2023	10.25	0.24	0.20	0.44	(0.24)	(0.37)	(0.61)	10.08	4.68[5]	0.88	0.86	2.38	102	20
08-31-2022	12.34	0.22	(1.73)	(1.51)	(0.21)	(0.37)	(0.58)	10.25	(12.77)[5]	0.87	0.86	2.04	55	45
08-31-2021[6]	11.98	0.04	0.36	0.40	(0.04)	—	(0.04)	12.34	3.33[5,7]	0.85[8]	0.84[8]	0.97[8]	15	34
Class R6
08-31-2025	11.08	0.35	0.48	0.83	(0.35)	—	(0.35)	11.56	7.72	0.43	0.37	3.19	11	23
08-31-2024	10.08	0.34	0.98	1.32	(0.32)	—	(0.32)	11.08	13.41	0.45	0.41	3.25	9	47
08-31-2023	10.25	0.28	0.20	0.48	(0.28)	(0.37)	(0.65)	10.08	5.12	0.48	0.46	2.81	7	20
08-31-2022	12.35	0.27	(1.74)	(1.47)	(0.26)	(0.37)	(0.63)	10.25	(12.49)	0.46	0.45	2.41	5	45
08-31-2021	11.40	0.21	1.21	1.42	(0.22)	(0.25)	(0.47)	12.35	12.73	0.45	0.44	1.81	4	34
Class 1
08-31-2025	11.08	0.35	0.48	0.83	(0.35)	—	(0.35)	11.56	7.67	0.47	0.42	3.15	271	23
08-31-2024	10.08	0.33	0.99	1.32	(0.32)	—	(0.32)	11.08	13.37	0.49	0.45	3.22	269	47
08-31-2023	10.25	0.28	0.20	0.48	(0.28)	(0.37)	(0.65)	10.08	5.07	0.52	0.50	2.84	238	20
08-31-2022	12.35	0.27	(1.75)	(1.48)	(0.25)	(0.37)	(0.62)	10.25	(12.52)	0.50	0.49	2.38	246	45
08-31-2021	11.40	0.23	1.19	1.42	(0.22)	(0.25)	(0.47)	12.35	12.69	0.49	0.48	1.91	300	34

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] Does not reflect the effect of sales charges, if any.
[6] The inception date for Class A shares is 4-26-21.
[7] Not annualized.
[8] Annualized.
13	JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS |	SEE NOTES TO FINANCIAL STATEMENTS

Lifestyle Blend Conservative Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Lifestyle Blend Conservative Portfolio
Class A
08-31-2025	10.33	0.35	0.27	0.62	(0.35)	—	(0.35)	10.60	6.12[5]	0.90	0.81	3.38	148	25
08-31-2024	9.63	0.33	0.69	1.02	(0.32)	—	(0.32)	10.33	10.76[5]	0.92	0.86	3.35	116	63
08-31-2023	9.71	0.28	0.06	0.34	(0.29)	(0.13)	(0.42)	9.63	3.66[5]	0.95	0.92	2.89	90	26
08-31-2022	11.59	0.26	(1.58)	(1.32)	(0.24)	(0.32)	(0.56)	9.71	(11.88)[5]	0.94	0.92	2.54	60	28
08-31-2021[6]	11.36	0.06	0.22	0.28	(0.05)	—	(0.05)	11.59	2.43[5,7]	0.93[8]	0.91[8]	1.53[8]	11	43
Class R6
08-31-2025	10.34	0.39	0.27	0.66	(0.39)	—	(0.39)	10.61	6.55	0.49	0.40	3.79	10	25
08-31-2024	9.64	0.37	0.69	1.06	(0.36)	—	(0.36)	10.34	11.20	0.51	0.45	3.75	7	63
08-31-2023	9.72	0.31	0.07	0.38	(0.33)	(0.13)	(0.46)	9.64	4.09	0.54	0.51	3.24	7	26
08-31-2022	11.60	0.30	(1.58)	(1.28)	(0.28)	(0.32)	(0.60)	9.72	(11.50)	0.53	0.51	2.84	3	28
08-31-2021	11.19	0.24	0.55	0.79	(0.23)	(0.15)	(0.38)	11.60	7.20	0.53	0.51	2.09	3	43
Class 1
08-31-2025	10.33	0.39	0.26	0.65	(0.38)	—	(0.38)	10.60	6.51	0.53	0.45	3.75	208	25
08-31-2024	9.63	0.37	0.68	1.05	(0.35)	—	(0.35)	10.33	11.16	0.56	0.50	3.74	200	63
08-31-2023	9.71	0.31	0.06	0.37	(0.32)	(0.13)	(0.45)	9.63	4.04	0.59	0.56	3.28	189	26
08-31-2022	11.60	0.30	(1.59)	(1.29)	(0.28)	(0.32)	(0.60)	9.71	(11.62)	0.58	0.55	2.80	198	28
08-31-2021	11.18	0.24	0.55	0.79	(0.22)	(0.15)	(0.37)	11.60	7.26	0.57	0.55	2.10	230	43

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] Does not reflect the effect of sales charges, if any.
[6] The inception date for Class A shares is 4-26-21.
[7] Not annualized.
[8] Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS	14

Notes to financial statements
Note 1—Organization
John Hancock Funds II (the Trust) is an open-end management investment company organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act). It is a series company with multiple investment series, five of which are presented in this report (collectively, Lifestyle Blend Portfolios, or the portfolios and individually, the portfolio).  The portfolios operate as “funds of funds” that may invest in affiliated underlying funds of the Trust, other funds in the John Hancock group of funds complex, non-John Hancock funds and certain other permitted investments.
The portfolios may offer multiple classes of shares. The shares currently offered by the portfolios are detailed in the Statements of assets and liabilities. Class A shares are open to all investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation.  Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
The investment objectives of the portfolios are as follows:
Lifestyle Blend Aggressive Portfolio
To seek long-term growth of capital. Current income is not a consideration.
Lifestyle Blend Growth Portfolio
To seek long-term growth of capital. Current income is also a consideration.
Lifestyle Blend Balanced Portfolio
To seek a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.
Lifestyle Blend Moderate Portfolio
To seek a balance between a high level of current income and growth of capital, with a greater emphasis on income.
Lifestyle Blend Conservative Portfolio
To seek a high level of current income with some consideration given to growth of capital.
The accounting policies of the underlying funds in which the portfolios invest are outlined in the underlying funds’ shareholder reports, which include the underlying funds’ financial statements.  These are available on the Securities and Exchange Commission (SEC) website at sec.gov.  John Hancock underlying funds’ shareholder reports are also available without charge by calling 800-225-5291 or visiting jhinvestments.com. The underlying funds are not covered by this report.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The portfolios qualify as investment companies under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the portfolios:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the portfolios’ valuation designee.
In order to value the securities, the portfolios use the following valuation techniques: Investments by the portfolios in underlying affiliated funds and other open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Equity securities, including exchange-traded funds or closed-end funds, held by the portfolios are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the
15	JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS |

values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The portfolios use a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the portfolios’ investments as of August 31, 2025, by major security category or type:
	Total value at 8-31-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Lifestyle Blend Aggressive Portfolio
Investments in securities:
Assets
Affiliated investment companies	$415,884,141	$415,884,141	—	—
Unaffiliated investment companies	241,991,713	241,991,713	—	—
Common stocks	27,804	—	—	$27,804
U.S. Government and Agency obligations	3,792,073	—	$3,792,073	—
Short-term investments	1,367,287	1,367,287	—	—
Total investments in securities	$663,063,018	$659,243,141	$3,792,073	$27,804

Lifestyle Blend Growth Portfolio
Investments in securities:
Assets
Affiliated investment companies	$805,308,149	$805,308,149	—	—
Unaffiliated investment companies	537,979,227	537,979,227	—	—
Common stocks	47,025	—	—	$47,025
U.S. Government and Agency obligations	34,555,133	—	$34,555,133	—
Short-term investments	9,111,779	9,111,779	—	—
Total investments in securities	$1,387,001,313	$1,352,399,155	$34,555,133	$47,025

Lifestyle Blend Balanced Portfolio
Investments in securities:
Assets
Affiliated investment companies	$769,178,294	$769,178,294	—	—
Unaffiliated investment companies	550,744,949	550,744,949	—	—
Common stocks	33,987	—	—	$33,987
U.S. Government and Agency obligations	65,779,268	—	$65,779,268	—
Short-term investments	3,024,811	3,024,811	—	—
Total investments in securities	$1,388,761,309	$1,322,948,054	$65,779,268	$33,987

Lifestyle Blend Moderate Portfolio
Investments in securities:
Assets
Affiliated investment companies	$238,728,365	$238,728,365	—	—
Unaffiliated investment companies	198,197,174	198,197,174	—	—
Common stocks	6,512	—	—	$6,512
U.S. Government and Agency obligations	29,782,070	—	$29,782,070	—
Short-term investments	952,827	952,827	—	—
Total investments in securities	$467,666,948	$437,878,366	$29,782,070	$6,512

| JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS	16

	Total value at 8-31-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Lifestyle Blend Conservative Portfolio
Investments in securities:
Assets
Affiliated investment companies	$176,475,774	$176,475,774	—	—
Unaffiliated investment companies	153,184,350	153,184,350	—	—
Common stocks	2,310	—	—	$2,310
U.S. Government and Agency obligations	35,634,758	—	$35,634,758	—
Short-term investments	1,927	1,927	—	—
Total investments in securities	$365,299,119	$329,662,051	$35,634,758	$2,310
Level 3 includes securities valued at $0. Refer to Portfolios’ investments.
Inflation-indexed bonds. Inflation-indexed bonds are securities that generally have a lower coupon interest rate fixed at issuance but whose principal value is periodically adjusted based on a rate of inflation, such as the Consumer Price Index. Over the life of an inflation-indexed bond, interest is paid on the inflation adjusted principal value as described above. Increases in the principal amount of these securities are recorded as interest income. Decreases in the principal amount of these securities may reduce interest income to the extent of income previously recorded. If these decreases are in excess of income previously recorded, an adjustment to the cost of the security is made.
Stripped securities. Stripped securities are financial instruments structured to separate principal and interest cash flows so that one class receives principal payments from the underlying assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped security. If the underlying assets experience greater than anticipated prepayments of principal, the portfolios may fail to fully recover its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates or prepayments on the underlying securities. In addition, these securities present additional credit risk such that the portfolios may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Capital gain distributions from underlying funds are recorded on ex-date and reflected as realized gains. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the portfolio becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Return of capital distributions from underlying funds, if any, are treated as a reduction of cost.
Securities lending. The portfolios may lend their securities to earn additional income. The portfolios receive collateral from the borrower in an amount not less than the market value of the loaned securities. The portfolios may invest their cash collateral in JHCT, an affiliate of the portfolios, which has a floating NAV and is registered with the SEC as an investment company. JHCT is a government money market fund and invests in U.S. Government securities and/or repurchase agreements. Prior to September 27, 2024, JHCT was a prime money market fund investing in short-term money market investments. Each portfolio will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The portfolios have the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the portfolios for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the portfolios could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the portfolios will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The portfolios receive compensation for lending their securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the portfolios is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statements of operations.
Obligations to repay collateral received by the portfolios are shown on the Statements of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. The following table summarizes the values of securities loaned by the portfolios and the corresponding cash collateral received at August 31, 2025:
Portfolio	Market value of securities on loan	Cash collateral received
Lifestyle Blend Aggressive Portfolio	$1,337,760	$1,362,000
Lifestyle Blend Growth Portfolio	8,621,812	8,973,000
17	JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS |

Portfolio	Market value of securities on loan	Cash collateral received
Lifestyle Blend Balanced Portfolio	$2,490,696	$2,542,800
Lifestyle Blend Moderate Portfolio	838,090	862,150
Subsequent to August 31, 2025, Lifestyle Blend Growth Portfolio returned $105,250 of cash collateral to the securities lending agent for securities on loan which were returned on August 31, 2025.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Portfolios that invest internationally generally carry more risk than portfolios that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Overdraft. The portfolios may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the portfolios’ custodian agreement, the custodian may loan money to the portfolios to make properly authorized payments. The portfolios are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any portfolio property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law. Overdrafts at period end, if any, are presented under the caption Due to custodian in the Statements of assets and liabilities.
Line of credit. The portfolios and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 13, 2026 unless extended or renewed. Excluding commitments designated for certain funds and subject to the needs of all other affiliated funds, a portfolio can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of each line of credit, is charged to each participating portfolio based on an asset-based allocation and is reflected in Other expenses on the Statements of operations.
Commitment fees for the year ended August 31, 2025 were as follows:
Portfolio	Commitment fee
Lifestyle Blend Aggressive Portfolio	$3,182
Lifestyle Blend Growth Portfolio	6,834
Lifestyle Blend Balanced Portfolio	6,944
Lifestyle Blend Moderate Portfolio	2,287
Lifestyle Blend Conservative Portfolio	1,790
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual portfolio are allocated to such portfolio. Expenses that are not readily attributable to a specific portfolio are allocated among all portfolios in an equitable manner, taking into consideration, among other things, the nature and type of expense and each portfolio’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the portfolio level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. Each portfolio intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of August 31, 2025, certain portfolios have capital loss carryforwards available to offset future net realized capital gains. The following table details the capital loss carryforwards available as of August 31, 2025:
	No Expiration Date
Portfolio	Short Term	Long Term
Lifestyle Blend Balanced Portfolio	—	$11,053,762
Lifestyle Blend Moderate Portfolio	—	11,895,936
Lifestyle Blend Conservative Portfolio	—	12,887,802
As of August 31, 2025, the portfolios had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The portfolios’ federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
For federal income tax purposes, the costs of investments owned on August 31, 2025, including short-term investments, were as follows:
| JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS	18

Portfolio	Aggregate cost	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/ (depreciation)
Lifestyle Blend Aggressive Portfolio	$532,074,666	$131,736,788	$(748,436)	$130,988,352
Lifestyle Blend Growth Portfolio	1,140,300,415	248,332,659	(1,631,761)	246,700,898
Lifestyle Blend Balanced Portfolio	1,197,110,614	195,084,682	(3,433,987)	191,650,695
Lifestyle Blend Moderate Portfolio	424,207,616	45,157,938	(1,698,606)	43,459,332
Lifestyle Blend Conservative Portfolio	349,652,653	17,321,853	(1,675,387)	15,646,466
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. Lifestyle Blend Balanced Portfolio, Lifestyle Blend Moderate Portfolio and Lifestyle Blend Conservative Portfolio generally declare and pay dividends from net investment income quarterly. All other portfolios generally declare and pay dividends from net investment income annually. All portfolios generally declare and pay capital gain distributions, if any, annually.
The tax character of distributions for the year ended August 31, 2025 was as follows:
Portfolio	Ordinary Income	Long Term Capital Gains	Total
Lifestyle Blend Aggressive Portfolio	$8,449,845	$1,325,778	$9,775,623
Lifestyle Blend Growth Portfolio	23,775,241	—	23,775,241
Lifestyle Blend Balanced Portfolio	32,795,859	—	32,795,859
Lifestyle Blend Moderate Portfolio	12,937,030	—	12,937,030
Lifestyle Blend Conservative Portfolio	12,049,617	—	12,049,617
The tax character of distributions for the year ended August 31, 2024 was as follows:
Portfolio	Ordinary Income
Lifestyle Blend Aggressive Portfolio	$9,552,661
Lifestyle Blend Growth Portfolio	24,344,761
Lifestyle Blend Balanced Portfolio	30,485,875
Lifestyle Blend Moderate Portfolio	11,157,788
Lifestyle Blend Conservative Portfolio	10,362,829
Distributions paid by the portfolios with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of August 31, 2025, the components of distributable earnings on a tax basis were as follows:
Portfolio	Undistributed Ordinary Income	Undistributed Long Term Capital Gains
Lifestyle Blend Aggressive Portfolio	$139,952	$21,278,095
Lifestyle Blend Growth Portfolio	5,914,132	24,191,400
Lifestyle Blend Balanced Portfolio	3,857,742	—
Lifestyle Blend Moderate Portfolio	1,994,994	—
Lifestyle Blend Conservative Portfolio	2,182,503	—
Such distributions and distributable earnings, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the portfolios’ financial statements as a return of capital. Short-term gains from underlying funds are treated as ordinary income for tax purposes.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the portfolios. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss from such claims is considered remote.
19	JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS |

Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the portfolios. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the portfolios. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation (MFC).
Management fee. The portfolios have an investment management agreement with the Advisor under which the portfolios pay a daily management fee to the Advisor as detailed below. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirect, wholly owned subsidiary of MFC and an affiliate of the Advisor. The portfolios are not responsible for payment of the subadvisory fees.
The management fee has two components: (1) a fee on assets invested in a fund of the Trust or John Hancock Funds III (JHF III) (Assets in a fund of the Trust or JHF III); and (2) a fee on assets invested in investments other than a fund of the Trust or JHF III (Other assets). Aggregate net assets include the net assets of the portfolios, similar portfolios of John Hancock Variable Insurance Trust (JHVIT), and similar portfolios of the Trust. JHVIT funds are advised by an affiliate of the Advisor, John Hancock Variable Trust Advisers LLC and are distributed by an affiliate of the Advisor, John Hancock Distributors, LLC.
Management fees are determined in accordance with the following schedule:
	First $7.5 billion of aggregate net assets	Excess over $7.5 billion of aggregate net assets
Assets in a fund of the Trust or JHF III	0.050%	0.040%
Other assets	0.500%	0.490%
Expense reimbursements. The Advisor has contractually agreed to reduce its management fee and/or make payment to each portfolio in an amount equal to the amount by which “Other expenses” of each portfolio exceeds 0.05% of the average net assets of the portfolio. “Other expenses” means all of the expenses of the portfolio, excluding: management fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the portfolio’s business, class specific expenses, underlying fund expenses (acquired fund fees), and short dividend expense. This agreement expires on December 31, 2025, unless renewed by mutual agreement of the portfolios and the advisor based upon a determination that this is appropriate under the circumstances at that time.
In addition, the Advisor has voluntarily agreed to waive its advisory fee for each portfolio so that the aggregate advisory fee retained by the Advisor with respect to both the portfolio and its underlying investments after payment of subadvisory fees does not exceed 0.50% of the portfolios’ first $7.5 billion of average net assets and 0.49% of the portfolios’ average net assets in excess of $7.5 billion. The Advisor may terminate this voluntary waiver at any time upon notice to the portfolios.
For the year ended August 31, 2025, the expense reductions under these agreements amounted to the following and are reflected as a reduction of total expenses in the Statements of operations:
	Expense reimbursement by class
Portfolio	Class A	Class R6	Class 1	Total
Lifestyle Blend Aggressive Portfolio	$3,774	$936	$16,690	$21,400
Lifestyle Blend Growth Portfolio	40,169	8,296	152,777	201,242
Lifestyle Blend Balanced Portfolio	122,545	14,002	297,882	434,429
Lifestyle Blend Moderate Portfolio	94,618	6,277	155,069	255,964
Lifestyle Blend Conservative Portfolio	109,600	7,349	171,837	288,786
Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended August 31, 2025, were equivalent to a net annual effective rate of the portfolio’s average daily net assets as follows:
Portfolio	Net Annual Effective Rate
Lifestyle Blend Aggressive Portfolio	0.22%
Lifestyle Blend Growth Portfolio	0.25%
Lifestyle Blend Balanced Portfolio	0.28%
Portfolio	Net Annual Effective Rate
Lifestyle Blend Moderate Portfolio	0.31%
Lifestyle Blend Conservative Portfolio	0.33%

Accounting and legal services. Pursuant to a service agreement, the portfolios reimburse the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the portfolios, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the year ended August 31, 2025, amounted to an annual rate of 0.02% of the portfolios’ average daily net assets.
Distribution and service plans. The portfolios have a distribution agreement with the Distributor. The portfolios have adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the portfolios. The portfolios may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the portfolios’ shares:
| JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS	20

Class	Rule 12b-1 Fee
Class A	0.30%
Class 1	0.05%
Sales charges. Class A shares are assessed up-front sales charges of up to 5.00% of net asset value for such shares. The following table summarizes the net up-front sales charges received by the Distributor during the year ended August 31, 2025:
Portfolio	Total net sales charges	Retained for printing prospectus, advertising and sales literature	Sales commission to unrelated broker-dealers
Lifestyle Blend Aggressive Portfolio	$10,597	$2,275	$8,322
Lifestyle Blend Growth Portfolio	11,740	1,935	9,805
Lifestyle Blend Balanced Portfolio	10,075	1,687	8,388
Lifestyle Blend Moderate Portfolio	4,758	779	3,979
Lifestyle Blend Conservative Portfolio	5,409	996	4,413
Class A shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended August 31, 2025, CDSCs received by the Distributor for Class A shares were as follows:
Portfolio	Class A
Lifestyle Blend Aggressive Portfolio	$20
Lifestyle Blend Growth Portfolio	34
Lifestyle Blend Balanced Portfolio	22
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to three categories of share classes: Retail Share Classes of Non-Municipal Bond Funds, Retirement Share Classes and Retail Share Classes of Municipal Bond Funds. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the year ended August 31, 2025 were as follows:
Portfolio	Class	Distribution and service fees	Transfer agent fees
Lifestyle Blend Aggressive Portfolio	Class A	$320,327	$120,999
	Class R6	—	1,292
	Class 1	235,433	—
	Total	$555,760	$122,291
Lifestyle Blend Growth Portfolio	Class A	$776,158	$293,200
	Class R6	—	2,678
	Class 1	492,674	—
	Total	$1,268,832	$295,878
Lifestyle Blend Balanced Portfolio	Class A	$1,115,645	$421,495
	Class R6	—	2,122
	Class 1	452,361	—
	Total	$1,568,006	$423,617
Lifestyle Blend Moderate Portfolio	Class A	$480,011	$181,370
	Class R6	—	533
	Class 1	131,187	—
	Total	$611,198	$181,903
Lifestyle Blend Conservative Portfolio	Class A	$387,014	$146,233
	Class R6	—	436
	Class 1	101,134	—
	Total	$488,148	$146,669
Trustee expenses. The portfolios compensate each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each portfolio based on their net assets relative to other funds within the John Hancock group of funds complex.
21	JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS |

Note 5—Portfolio share transactions
Transactions in portfolios’ shares for the years ended August 31, 2025 and 2024 were as follows:
Lifestyle Blend Aggressive Portfolio	Year Ended 8-31-25		Year Ended 8-31-24
	Shares	Amount	Shares	Amount
Class A shares
Sold	3,881,106	$53,627,318	3,623,181	$44,145,430
Distributions reinvested	105,539	1,412,106	92,138	1,106,504
Repurchased	(2,556,224)	(35,252,216)	(2,235,109)	(27,383,812)
Net increase	1,430,421	$19,787,208	1,480,210	$17,868,122
Class R6 shares
Sold	386,258	$5,276,685	664,257	$7,929,484
Distributions reinvested	35,465	474,518	32,129	385,544
Repurchased	(485,217)	(6,441,654)	(300,789)	(3,688,756)
Net increase (decrease)	(63,494)	$(690,451)	395,597	$4,626,272
Class 1 shares
Sold	2,674,860	$36,771,054	2,947,450	$35,947,337
Distributions reinvested	590,036	7,888,778	672,278	8,060,613
Repurchased	(3,881,780)	(53,966,657)	(5,093,013)	(61,869,920)
Net decrease	(616,884)	$(9,306,825)	(1,473,285)	$(17,861,970)
Total net increase	750,043	$9,789,932	402,522	$4,632,424

Lifestyle Blend Growth Portfolio	Year Ended 8-31-25		Year Ended 8-31-24
	Shares	Amount	Shares	Amount
Class A shares
Sold	8,770,139	$114,680,906	9,085,583	$106,054,455
Distributions reinvested	304,210	3,854,345	276,429	3,198,264
Repurchased	(5,765,261)	(75,160,187)	(5,282,217)	(61,967,385)
Net increase	3,309,088	$43,375,064	4,079,795	$47,285,334
Class R6 shares
Sold	912,875	$11,945,904	1,526,681	$18,027,867
Distributions reinvested	82,223	1,042,582	59,157	685,039
Repurchased	(535,965)	(6,886,966)	(440,547)	(5,230,528)
Net increase	459,133	$6,101,520	1,145,291	$13,482,378
Class 1 shares
Sold	3,239,645	$42,447,936	5,772,365	$65,716,566
Distributions reinvested	1,491,977	18,873,508	1,770,978	20,454,798
Repurchased	(10,393,642)	(135,986,575)	(10,622,731)	(123,959,983)
Net decrease	(5,662,020)	$(74,665,131)	(3,079,388)	$(37,788,619)
Total net increase (decrease)	(1,893,799)	$(25,188,547)	2,145,698	$22,979,093

Lifestyle Blend Balanced Portfolio	Year Ended 8-31-25		Year Ended 8-31-24
	Shares	Amount	Shares	Amount
Class A shares
Sold	13,130,880	$155,077,163	13,492,329	$145,416,196
Distributions reinvested	696,649	8,143,167	572,158	6,163,634
Repurchased	(8,696,947)	(102,505,773)	(7,611,923)	(82,303,323)
Net increase	5,130,582	$60,714,557	6,452,564	$69,276,507
Class R6 shares
Sold	1,051,520	$12,528,134	1,792,568	$19,762,155
Distributions reinvested	95,809	1,118,648	55,750	600,033
Repurchased	(735,964)	(8,631,295)	(512,951)	(5,530,375)
Net increase	411,365	$5,015,487	1,335,367	$14,831,813
| JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS	22

Lifestyle Blend Balanced Portfolio , Cont’d	Year Ended 8-31-25		Year Ended 8-31-24
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	3,952,125	$46,990,592	5,243,502	$56,135,230
Distributions reinvested	2,015,256	23,524,901	2,209,442	23,712,994
Repurchased	(13,192,069)	(155,461,547)	(11,721,073)	(126,187,905)
Net decrease	(7,224,688)	$(84,946,054)	(4,268,129)	$(46,339,681)
Total net increase (decrease)	(1,682,741)	$(19,216,010)	3,519,802	$37,768,639

Lifestyle Blend Moderate Portfolio	Year Ended 8-31-25		Year Ended 8-31-24
	Shares	Amount	Shares	Amount
Class A shares
Sold	6,121,931	$67,866,804	5,642,879	$58,249,196
Distributions reinvested	398,424	4,385,232	310,318	3,214,354
Repurchased	(3,479,688)	(38,456,484)	(3,176,156)	(32,955,358)
Net increase	3,040,667	$33,795,552	2,777,041	$28,508,192
Class R6 shares
Sold	246,029	$2,729,364	282,827	$2,891,202
Distributions reinvested	30,363	334,222	25,798	266,640
Repurchased	(106,033)	(1,173,607)	(198,799)	(2,055,695)
Net increase	170,359	$1,889,979	109,826	$1,102,147
Class 1 shares
Sold	2,368,390	$26,197,388	3,071,656	$31,691,487
Distributions reinvested	745,907	8,213,412	742,639	7,673,238
Repurchased	(3,951,151)	(43,746,450)	(3,146,551)	(32,484,249)
Net increase (decrease)	(836,854)	$(9,335,650)	667,744	$6,880,476
Total net increase	2,374,172	$26,349,881	3,554,611	$36,490,815

Lifestyle Blend Conservative Portfolio	Year Ended 8-31-25		Year Ended 8-31-24
	Shares	Amount	Shares	Amount
Class A shares
Sold	5,455,229	$56,107,124	4,414,333	$43,563,700
Distributions reinvested	413,352	4,239,914	317,307	3,111,344
Repurchased	(3,124,611)	(32,160,094)	(2,931,855)	(28,744,748)
Net increase	2,743,970	$28,186,944	1,799,785	$17,930,296
Class R6 shares
Sold	263,294	$2,689,571	370,355	$3,670,620
Distributions reinvested	31,039	318,316	21,108	206,318
Repurchased	(108,042)	(1,104,101)	(345,906)	(3,324,789)
Net increase	186,291	$1,903,786	45,557	$552,149
Class 1 shares
Sold	3,335,368	$34,324,251	2,863,718	$28,042,052
Distributions reinvested	728,348	7,467,399	717,550	7,025,483
Repurchased	(3,749,726)	(38,585,848)	(3,879,247)	(38,192,001)
Net increase (decrease)	313,990	$3,205,802	(297,979)	$(3,124,466)
Total net increase	3,244,251	$33,296,532	1,547,363	$15,357,979
Affiliates of the Trust owned 100% of shares of Class 1 on August 31, 2025. Such concentration of shareholders’ capital could have a material effect on the portfolios if such shareholders redeem from the portfolios.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to the following for the year ended August 31, 2025:
23	JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS |

	Purchases		Sales
Portfolio	U.S. Government	Other issuers	U.S. Government	Other issuers
Lifestyle Blend Aggressive Portfolio	$1,851,176	$134,527,355	$4,545,868	$118,544,475
Lifestyle Blend Growth Portfolio	17,711,227	263,265,854	28,606,375	269,188,771
Lifestyle Blend Balanced Portfolio	32,889,222	284,315,371	50,254,814	283,600,063
Lifestyle Blend Moderate Portfolio	15,076,861	111,905,024	17,064,906	83,224,391
Lifestyle Blend Conservative Portfolio	18,910,680	97,490,697	15,632,954	68,006,906
Note 7—Investment in affiliated underlying funds
Certain portfolios invest primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the portfolios’ investment may represent a significant portion of each affiliated underlying funds’ net assets. At August 31, 2025, the following portfolios held 5% or more of the net assets of the affiliated underlying funds shown below:
Portfolio	Affiliated Fund	Percentage of underlying fund net assets
Lifestyle Blend Growth Portfolio	John Hancock Funds II U.S. Sector Rotation Fund	7.9%
Lifestyle Blend Growth Portfolio	John Hancock Funds II International Strategic Equity Allocation Fund	6.5%
Lifestyle Blend Balanced Portfolio	John Hancock Funds II U.S. Sector Rotation Fund	6.0%
Information regarding the portfolios’ fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Lifestyle Blend Aggressive Portfolio
Bond	518,116	$3,835,046	$13,327,641	$(10,046,954)	$(105,670)	$51,859	$312,599	—	$7,061,922
Emerging Markets Debt	413,118	2,926,623	2,267,127	(1,964,612)	18,497	49,044	192,296	—	3,296,679
High Yield	537,021	1,463,311	1,231,618	(1,046,196)	(6,463)	11,754	100,274	—	1,654,024
International Strategic Equity Allocation	14,977,908	153,335,041	13,465,870	(10,115,829)	693,424	18,761,687	4,283,702	—	176,140,193
John Hancock Collateral Trust*	136,686	177,774	199,596,311	(198,407,258)	425	35	8,945	—	1,367,287
U.S. Sector Rotation	16,956,912	186,728,322	25,835,709	(8,904,428)	1,527,909	22,543,811	1,827,474	$3,824,931	227,731,323
					$2,128,122	$41,418,190	$6,725,290	$3,824,931	$417,251,428
Lifestyle Blend Growth Portfolio
Bond	4,624,861	$55,049,056	$20,291,585	$(11,744,923)	$(58,330)	$(500,528)	$2,736,945	—	$63,036,860
Emerging Markets Debt	3,314,847	29,256,720	3,518,090	(6,803,193)	136,798	344,066	1,639,873	—	26,452,481
Global Senior Loan ETF	796,608	—	19,951,177	—	—	(43,943)	—	—	19,907,234
High Yield	5,953,462	16,105,749	4,001,647	(1,816,002)	(17,634)	62,904	1,106,376	—	18,336,664
International Strategic Equity Allocation	24,536,073	264,447,658	21,403,517	(29,428,937)	2,266,622	29,855,356	7,280,743	—	288,544,216
John Hancock Collateral Trust*	910,895	22,094,336	472,771,587	(485,760,701)	4,510	2,047	63,042	—	9,111,779
U.S. Sector Rotation	28,967,289	337,336,488	38,643,720	(28,897,843)	4,385,341	37,562,988	3,300,546	$6,908,092	389,030,694
					$6,717,307	$67,282,890	$16,127,525	$6,908,092	$814,419,928
Lifestyle Blend Balanced Portfolio
Bond	10,037,402	$123,921,169	$26,588,341	$(12,486,470)	$(53,673)	$(1,159,578)	$5,955,200	—	$136,809,789
Emerging Markets Debt	6,653,391	55,763,660	4,879,256	(8,572,836)	190,884	833,100	3,247,943	—	53,094,064
| JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS	24

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Global Senior Loan ETF	1,605,666	—	$40,214,166	—	—	$(88,573)	—	—	$40,125,593
High Yield	11,934,230	$36,729,540	4,224,204	$(4,266,944)	$(29,068)	99,697	$2,336,861	—	36,757,429
International Strategic Equity Allocation	17,676,925	201,331,819	17,466,486	(34,686,547)	2,905,789	20,863,087	5,507,216	—	207,880,634
John Hancock Collateral Trust*	302,388	26,033,176	356,482,506	(379,499,053)	6,251	1,931	98,546	—	3,024,811
U.S. Sector Rotation	21,929,321	253,758,056	34,488,392	(25,694,561)	4,025,149	27,933,749	2,464,307	$5,157,833	294,510,785
					$7,045,332	$48,483,413	$19,610,073	$5,157,833	$772,203,105
Lifestyle Blend Moderate Portfolio
Bond	5,246,170	$65,277,647	$12,766,656	$(5,889,345)	$(110,691)	$(538,967)	$3,085,087	—	$71,505,300
Emerging Markets Debt	3,393,022	25,274,186	4,061,837	(2,823,301)	53,367	510,229	1,569,644	—	27,076,318
Global Senior Loan ETF	817,515	—	20,474,796	—	—	(45,096)	—	—	20,429,700
High Yield	6,081,892	17,184,193	2,759,527	(1,272,965)	(8,866)	70,337	1,139,645	—	18,732,226
International Strategic Equity Allocation	3,422,449	41,086,231	4,666,470	(10,432,052)	990,640	3,936,717	1,122,618	—	40,248,006
John Hancock Collateral Trust*	95,253	59,120	140,278,133	(139,387,792)	3,351	15	44,539	—	952,827
U.S. Sector Rotation	4,522,473	52,568,691	9,196,396	(7,912,634)	1,323,113	5,561,249	516,093	$1,080,190	60,736,815
					$2,250,914	$9,494,484	$7,477,626	$1,080,190	$239,681,192
Lifestyle Blend Conservative Portfolio
Bond	5,579,380	$67,905,094	$14,336,208	$(5,544,608)	$(107,583)	$(542,160)	$3,275,560	—	$76,046,951
Emerging Markets Debt	3,579,116	25,587,324	5,953,137	(3,596,039)	77,154	539,766	1,649,481	—	28,561,342
Global Senior Loan ETF	866,841	—	21,710,174	—	—	(47,817)	—	—	21,662,357
High Yield	6,413,906	17,296,653	3,703,341	(1,324,970)	(1,133)	80,940	1,196,094	—	19,754,831
International Strategic Equity Allocation	992,685	13,404,740	2,139,399	(5,604,179)	719,965	1,014,054	358,508	—	11,673,979
John Hancock Collateral Trust*	192	475,664	271,483,818	(271,951,790)	(5,778)	13	61,515	—	1,927
U.S. Sector Rotation	1,398,087	16,665,707	5,530,733	(5,467,438)	815,711	1,231,601	164,259	$343,797	18,776,314
					$1,498,336	$2,276,397	$6,705,417	$343,797	$176,477,701

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 8—Segment reporting
The management committee of the Advisor acts as the portfolios’ chief operating decision maker (the CODM), assessing performance and making decisions about resource allocation. Each portfolio represents a single operating segment, as the CODM monitors and assesses the operating results of the portfolio as a whole, and the portfolio’s long-term strategic asset allocation is managed in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio management team of the portfolio’s subadvisor. Segment assets are reflected in the Statements of assets and liabilities as “Total assets”, which consists primarily of total investments at value. The financial information, including the measurement of profit and loss and significant expenses, provided to and
25	JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS |

reviewed by the CODM is consistent with that presented within the Statements of operations, which includes “Increase (decrease) in net assets from operations”, Statements of changes in net assets, which includes “Increase (decrease) in net assets from portfolio share transactions”, and Financial highlights, which includes total return and income and expense ratios.
| JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS	26

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds II and Shareholders of Lifestyle Blend Aggressive Portfolio, Lifestyle Blend Growth Portfolio, Lifestyle Blend Balanced Portfolio, Lifestyle Blend Moderate Portfolio and Lifestyle Blend Conservative Portfolio
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the portfolios’ investments, of Lifestyle Blend Aggressive Portfolio, Lifestyle Blend Growth Portfolio, Lifestyle Blend Balanced Portfolio, Lifestyle Blend Moderate Portfolio and Lifestyle Blend Conservative Portfolio (five of the funds constituting John Hancock Funds II, hereafter collectively referred to as the "Portfolios") as of August 31, 2025, the related statements of operations for the year ended August 31, 2025, the statements of changes in net assets for each of the two years in the period ended August 31, 2025, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Portfolios as of August 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended August 31, 2025 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on the Portfolios’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolios in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2025, by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
October 8, 2025
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
27	JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS |

Tax information
(Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the portfolios, if any, paid during its taxable year ended August 31, 2025.
Dividend Received Deduction Each portfolio reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
Qualified Dividend Income Each portfolio reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
Each portfolio reports the maximum amount allowable as Section 163(j) Interest Dividends.
Each portfolio reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
The portfolios below have the following amounts as foreign tax credits, which represent taxes paid on the income derived from foreign sources:
Portfolio	Foreign sourced income	Foreign tax credit
Lifestyle Blend Aggressive Portfolio	$5,479,668	$584,469
Lifestyle Blend Growth Portfolio	9,541,986	1,018,279
Lifestyle Blend Balanced Portfolio	7,020,708	742,826
Lifestyle Blend Moderate Portfolio	1,372,272	143,144
Long Term Capital Gains The portfolios below paid the following amounts in capital gain dividends:
Portfolio	Long term capital gains
Lifestyle Blend Aggressive Portfolio	$1,325,778
Eligible shareholders will be mailed a 2025 Form 1099-DIV in early 2026. This will reflect the tax character of all distributions paid in calendar year 2025.
Please consult a tax advisor regarding the tax consequences of your investment in a portfolio.
| JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS	28

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds II (the Trust) of the Advisory Agreement (the Advisory Agreement) and the Subadvisory Agreement (the Subadvisory Agreement) with respect to each of the portfolios of the Trust included in this report (the Funds). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 23-26, 2025 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at a meeting held on May 27-29, 2025. The Trustees who are not “interested persons” of the Trust as deﬁned by the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting ﬁrm.
Approval of Advisory and Subadvisory Agreements
At meetings held on June 23-26, 2025, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the 1940 Act, reapproved for an annual period, the continuation of the Advisory Agreement between the Trust and John Hancock Investment Management, LLC (the Advisor) and the Subadvisory Agreement between the Advisor and Manulife Investment Management (US) (the Subadvisor) with respect to each of the Funds identified in Appendix A.
In considering the Advisory Agreement and the Subadvisory Agreement with respect to each Fund, the Board received in advance of the meetings a variety of materials relating to each Fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for peer groups of similar funds prepared by an independent third-party provider of fund data; performance information for the Funds’ benchmark indices; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable; and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the Funds and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the Funds, including quarterly performance reports prepared by management containing reviews of investment results, and prior presentations from the Subadvisor with respect to the Funds.  The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of the services to be provided to the Funds by the Advisor’s affiliates, including distribution services.  The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review.  In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the Funds. In addition, although the Board approved the renewal of the Agreements for all of the Funds at the June meeting, the Board considered each Fund separately.
Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
Approval of Advisory Agreement
In approving the Advisory Agreement with respect to each Fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of Fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent and quality of services provided to the Funds, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the Funds’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity risk management programs, derivatives risk management programs, and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments.  The Board considered that the Advisor is responsible for the management of the day-to-day operations of the Funds, including but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the Funds including entrepreneurial risk in sponsoring new Funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all Funds.
In considering the nature, extent and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the complex.
29	JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS |

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationships, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;
(b)the background, qualifications and skills of the Advisor’s personnel;
(c)the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the Funds, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the Funds, and bringing loss recovery actions on behalf of the Funds;
(e)the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the Funds;
(f)the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the Funds; and
(g)the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the Funds.
Investment performance. In considering each Fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the Funds’ performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)reviewed information prepared by management regarding the Funds’ performance;
(b)considered the comparative performance of each Fund’s respective benchmark index;
(c)considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)took into account the Advisor’s analysis of each Fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangement generally and with respect to particular Funds.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group. The Board reviewed Fund performance against each Fund’s respective peer group median and benchmark index and concluded that the performance of certain Funds has generally been in-line with or generally outperformed the historical performance of comparable funds based on the median percentile and the performance of certain other Funds is being monitored and reasonably addressed, where appropriate, as noted in Appendix A.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data including, among other data, each Fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the Fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered each Fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the Fund’s ranking within broader groups of funds. In comparing each Fund’s contractual and net management fees to that of comparable funds, the Board noted that such fees include both advisory and administrative costs.
The Board took into account management’s discussion of the Funds’ expenses. The Board also took into account management’s discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fees of the Funds.  In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, which is discussed further below. The Board also noted actions taken over the past several years to reduce the Funds’ operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to each Fund and that each Fund has breakpoints in its contractual management fee schedule that reduces management fees as assets increase. The Board reviewed information provided by the Advisor concerning investment advisory fees charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and a Subadvisor’s services to a Fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to each of the Funds is reasonable in light of the nature, extent and quality of the services provided to the Funds under the Advisory Agreement.
In addition, the Trustees reviewed the advisory fee to be paid to the Advisor for each Fund and noted that the Advisor has evaluated the complexity of the structure and fees and expenses associated with each Fund’s investments in the underlying portfolios and the Advisor made a finding that each Fund’s expenses do not duplicate the fees and expenses of the underlying portfolios.
Profitability/indirect benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisor) from the Advisor’s relationship with the Trust, the Board:
(a)reviewed financial information of the Advisor;
| JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS	30

(b)reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates, of each Fund;
(c)received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to each Fund;
(d)received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e)considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain Funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability analysis reviewed by the Board;
(f)considered that the Advisor also provides administrative services to the Funds on a cost basis pursuant to an administrative services agreement;
(g)noted that affiliates of the Advisor provide transfer agency services and distribution services to the funds, and that the Trust’s distributor also receives Rule 12b-1 payments to support distribution of the products;
(h)noted that the Funds’ Subadvisor is an affiliate of the Advisor;
(i)noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the Funds;
(j)noted that the subadvisory fees for the Funds are paid by the Advisor;
(k) with respect to each Fund, the Board noted that the advisory fee is in addition to the fees received by the Advisor and its affiliates with regard to the underlying funds in which the Funds may invest;
(l)considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(m)considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to each Fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliate (the Subadvisor), from their relationship with each Fund was reasonable and not excessive.
Economies of scale. In considering the extent to which a Fund may realize any economies of scale and whether fee levels reflect these economies of scale for the benefit of Fund shareholders, the Board:
(a)considered that with respect to the John Hancock underlying funds in which the Funds invest, the Advisor has agreed to waive a portion of its management fee for such funds and for each of the other John Hancock funds in the complex (except as discussed below) (the Participating Portfolios) or otherwise reimburse the expenses of the Participating Portfolios (the Reimbursement). This waiver is based upon the aggregate net assets of all the Participating Portfolios. (The funds that are not Participating Portfolios as of the date of this annual report are each of the funds of funds of the Trust and John Hancock Variable Insurance Trust and John Hancock Collateral Trust. The Funds also benefit from such overall management fee waiver through their investment in underlying funds that include certain of the Participating Portfolios, which are subject to the Reimbursement);
(b)reviewed the Trust’s advisory fee structure and concluded that (i) the Funds’ fee structures contain breakpoints at the advisory fee level and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the Funds to benefit from economies of scale if those Funds grow. The Board also took into account management’s discussion of the Funds’ advisory fee structure; and
(c)considered the effect of the Funds’ growth in size on their performance and fees. The Board also noted that if the Funds’ assets increase over time, the Funds may realize other economies of scale.
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(1)information relating to each Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)the historical and current performance of each Fund and comparative performance information relating to an applicable benchmark index and comparable funds; and
(3)the subadvisory fee for each Fund, and to the extent available, and comparative fee information, where available, prepared by an independent third party provider of fund data.
Nature, extent, and quality of services. With respect to the services provided by the Subadvisor with respect to each Fund, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the Funds. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as
31	JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS |

appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the applicable Fund that is consistent with the Fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to that Subadvisor of its relationship with the Funds, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the Funds. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the Funds, such as the opportunity to provide advisory services to additional funds in the John Hancock fund complex and reputational benefits.
Subadvisory fees. The Board considered that each Fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered, if available, each Fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the Fund as included in the report prepared by the independent third party provider of fund data, to the extent applicable. The Board noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the Funds and compared them to fees charged by each Fund’s Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered each Fund’s performance as compared to the Fund’s peer group median and the benchmark index and noted that the Board reviews information about the Fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style, and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement with respect to each Fund was based on a number of determinations, including the following:
(1)the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)the performance of certain Funds has generally been in-line with or generally outperformed the historical performance of comparable funds based on the median percentile and the performance of certain other Funds is being monitored and reasonably addressed, where appropriate, as noted in Appendix A;
(3)the subadvisory fees are reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)the subadvisory fees are paid by the Advisor and not the Funds.
In addition, the Trustees reviewed the subadvisory fee to be paid to the Subadvisor for each Fund and noted that the Advisor has evaluated the complexity of the structure and fees and expenses associated with each Fund’s investments in the underlying portfolios and that the Advisor made a finding that each Fund’s expenses do not duplicate the fees and expenses of the underlying portfolios.
Additional information relating to each Fund’s fees and expenses and performance that the Board considered in approving the Advisory Agreement and Subadvisory Agreement for a particular Fund is set forth in Appendix A.
***
Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement with respect to each Fund would be in the best interest of each of the respective Funds and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement with respect to each Fund for an additional one-year period.
| JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS	32

APPENDIX A

Portfolio (subadvisor)	Performance of fund, as of 12.31.2024	Fees and expenses	Comments
Lifestyle Blend Aggressive Portfolio (Manulife Investment Management (US))	Benchmark Index – The fund underperformed for the one-, three-, five- and ten-year periods.
Lipper Category – The fund outperformed the median for the ten-year period and underperformed for the one-, three-and five-year periods.	Subadviser fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this fund are higher than the peer group median.
Total expenses for this fund are lower than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the fund’s performance relative to the benchmark index for the one-, three-, five- and ten-year periods and relative to the peer group median for the one-, three- and five-year periods, including the impact of past and current market conditions on the fund’s strategy and management’s outlook for the fund.
The Board also noted the fund’s favorable performance relative to the peer group median for the ten-year period.
The Board concluded that the fund’s performance is being monitored and reasonably addressed, where appropriate.
The Board took into account management’s discussion of the fund’s expenses. The Board noted the fund’s net total expenses are lower than the peer group median.
Lifestyle Blend Growth Portfolio (Manulife Investment Management (US))	Benchmark Index – The fund underperformed for the one-, three-, five- and ten-year periods. Lipper Category – The fund underperformed for the one-, three-, five- and ten-year periods.	Subadviser fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this fund are higher than the peer group median.
Total expenses for this fund are lower than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the fund’s performance relative to the benchmark index and relative to the peer group median for the one, three-, five- and ten-year periods, including the impact of past and current market conditions on the fund’s strategy and management’s outlook for the fund.
The Board concluded that the fund’s performance is being monitored and reasonably addressed, where appropriate.
The Board took into account management’s discussion of the fund’s expenses. The Board noted the fund’s net total expenses are lower than the peer group median.
33	JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS |

Portfolio (subadvisor)	Performance of fund, as of 12.31.2024	Fees and expenses	Comments
Lifestyle Blend Balanced Portfolio (Manulife Investment Management (US))	Benchmark Index – The fund underperformed for the one-, three-, five- and ten-year periods. Lipper Category – The fund underperformed the median for the one-, three-, five- and ten-year periods.	Subadviser fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this fund are higher than the peer group median.
Total expenses for this fund are lower than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the fund’s performance relative to the benchmark index and the peer group median for the one-, three-, five- and ten-year periods including the impact of past and current market conditions on the fund’s strategy and management’s outlook for the fund.
The Board concluded that the fund’s performance is being monitored and reasonably addressed, where appropriate.
The Board took into account management’s discussion of the fund’s expenses. The Board noted the fund’s net total expenses are lower than the peer group median.
Lifestyle Blend Moderate Portfolio (Manulife Investment Management (US))	Benchmark Index – The fund underperformed for the one-, three-, five- and ten-year periods.
Lipper Category – The fund outperformed the median for the one- and ten-year periods, underperformed for the five-year period and performed in-line for the three-year period.	Subadviser fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this fund are higher than the peer group median.
Total expenses for this fund are lower than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the fund’s performance relative to the benchmark index for the one-, three-, five- and ten-year periods and relative to the peer group median for the five-year period.
The Board took into account management’s discussion of the fund’s performance, including the favorable performance relative to the peer group median for the one- and ten-year periods.
The Board took into account management’s discussion of the fund’s expenses. The Board noted the fund’s net total expenses are lower than the peer group median.
| JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS	34

Portfolio (subadvisor)	Performance of fund, as of 12.31.2024	Fees and expenses	Comments
Lifestyle Blend Conservative Portfolio (Manulife Investment Management (US))	Benchmark Index – The fund underperformed for the one-, five- and ten-year periods and performed in-line for the three-year period.
Lipper Category – The fund outperformed the median for the one-, three, five- and ten-year periods.	Subadviser fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this fund are higher than the peer group median.
Total expenses for this fund are lower than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the fund’s performance relative to the benchmark index for the one-, five- and ten-year periods.
The Board took into account management’s discussion of the fund’s performance, including the favorable performance relative to the peer group median for the one-, three-, five- and ten-year periods.
The Board took into account management’s discussion of the fund’s expenses. The Board noted the fund’s net total expenses are lower than the peer group median.
35	JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS |

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Lifestyle Blend Portfolios. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF4780911	MILA8/25
10/25

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PROXY DISCLOSURE FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Information included in Item 7, if applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to information included in Item 7.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Information included in Item 7, if applicable.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

No material changes.

ITEM 16. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Code of Ethics for Covered Officers is attached.

(a)(2) Not applicable.

(a)(3) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

                                                                        SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Funds II

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President,
Principal Executive Officer
Date:	October 8, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President,
Principal Executive Officer
Date:	October 8, 2025
By:	/s/ Fernando A. Silva
---------------------------
Fernando A. Silva
Chief Financial Officer,
Principal Financial Officer
Date:	October 8, 2025